American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
May 31, 2026

Avantis Emerging Markets Equity Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Bahrain — 0.0%
GFH Bank BSC	745,359	442,032
Brazil — 3.9%
Allos SA	65,561	368,448
Alpargatas SA, Preference Shares	9,400	22,957
Ambev SA, ADR(1)	265,493	852,233
Ambipar Participacoes e Empreendimentos SA(2)	19,400	654
Anima Holding SA	600	393
Aura Minerals, Inc.	8,926	689,712
Auren Energia SA(2)	77,102	188,149
Automob Participacoes SA(2)	1,984	5,573
Axia Energia SA, ADR	90,355	936,078
Axia Energia SA, Class B Preference Shares	12,900	146,835
Axia Energia SA, Class C, ADR(1)(2)	20,089	200,890
Axia Energia SA, Class C Preference Shares(2)	4,625	46,419
Azzas 2154 SA	30,200	115,782
B3 SA - Brasil Bolsa Balcao	272,800	891,749
Banco ABC Brasil SA, Preference Shares	20,640	100,325
Banco BMG SA, Preference Shares	43,100	43,061
Banco Bradesco SA	137,959	424,990
Banco Bradesco SA, ADR	461,064	1,609,113
Banco BTG Pactual SA	76,768	816,598
Banco do Brasil SA	107,620	438,839
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	62,900	182,420
Banco Santander Brasil SA, ADR(1)	28,959	157,537
BB Seguridade Participacoes SA	62,200	430,445
BR Advisory Partners Participacoes SA	19,100	60,505
Bradsaude SA	164,060	440,026
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	34,920
Braskem SA, Class A, ADR(1)(2)	13,074	54,388
Brava Energia	123,539	496,649
Caixa Seguridade Participacoes SA	14,000	48,928
Camil Alimentos SA	39,600	44,981
Cia Brasileira de Aluminio	42,653	90,471
Cia Brasileira de Distribuicao(2)	12,100	4,437
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	23,446
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	182,994	1,010,127
Cia de Saneamento de Minas Gerais Copasa MG	52,100	544,388
Cia De Saneamento do Parana Sanepar, Preference Shares	281,200	411,386
Cia Energetica de Minas Gerais, ADR	241,774	519,814
Cia Paranaense de Energia - Copel	103,000	295,450
Cia Paranaense de Energia - Copel, ADR	6,132	69,905
CPFL Energia SA	25,100	214,800
Cristal Pigmentos do Brasil SA, Preference Shares(2)	200	644
Cury Construtora e Incorporadora SA	44,700	282,845
CVC Brasil Operadora e Agencia de Viagens SA(2)	184,500	53,032
Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,800	258,261
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	10,957	44,505
Dexco SA(2)	119,770	113,726
Dexxos Participacoes SA	4,049	5,683

Dimed SA Distribuidora da Medicamentos	26,100	61,569
EcoRodovias Infraestrutura e Logistica SA	146,400	219,112
Embraer SA, ADR	16,491	952,355
Empreendimentos Pague Menos SA	32,402	27,170
Energisa SA	78,590	749,982
Eneva SA(2)	70,800	354,523
Engie Brasil Energia SA	28,640	185,538
Equatorial SA	85,275	650,312
Eucatex SA Industria e Comercio, Preference Shares	3,000	16,283
Even Construtora e Incorporadora SA	34,800	40,080
Ez Tec Empreendimentos e Participacoes SA	20,726	53,905
Fras-Le SA	16,400	71,490
Gerdau SA, ADR	163,664	736,488
Grazziotin SA, Preference Shares	232	1,210
Grendene SA	46,400	37,252
Grupo Mateus SA	54,500	45,700
Grupo Multi SA	62,800	20,541
Grupo SBF SA	29,300	66,214
Guararapes Confeccoes SA	19,100	34,228
Iguatemi SA	39,437	203,261
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	20,800	57,561
Inter & Co., Inc., Class A	47,627	293,859
Iochpe Maxion SA	40,800	72,872
Irani Papel e Embalagem SA	5,300	8,479
IRB-Brasil Resseguros SA	17,747	181,602
Isa Energia Brasil SA, Preference Shares	58,100	309,818
Itau Unibanco Holding SA, ADR	212,021	1,670,726
Jalles Machado SA(2)	18,157	9,430
JBS NV, BDR	34,900	434,127
JHSF Participacoes SA	125,400	275,432
JSL SA	37,200	47,417
Kepler Weber SA	37,300	52,276
Klabin SA	218,867	727,163
Light SA(2)	15,600	8,659
Localiza Rent a Car SA	43,248	359,475
Localiza Rent a Car SA, Preference Shares	1,663	13,285
LOG Commercial Properties e Participacoes SA	9,100	48,904
Log-in Logistica Intermodal SA(2)	5,558	32,778
Lojas Quero-Quero SA(2)	43,536	12,082
Lojas Renner SA	153,787	459,116
M Dias Branco SA	7,800	30,291
Magazine Luiza SA	113,835	136,073
Mahle Metal Leve SA	11,600	77,241
Marcopolo SA	20,680	24,761
Marcopolo SA, Preference Shares	122,210	147,537
Marisa Lojas SA(2)	7,757	1,000
MBRF Global Foods Co. SA	94,743	301,815
Metalurgica Gerdau SA, Preference Shares	117,063	228,577
Mills Locacao Servicos e Logistica SA	27,249	82,105
Minerva SA	60,100	44,200
Motiva Infraestrutura de Mobilidade SA	217,200	611,831
Movida Participacoes SA	79,203	148,372
MRV Engenharia e Participacoes SA(2)	85,800	99,329
Multiplan Empreendimentos Imobiliarios SA	18,400	108,659
NU Holdings Ltd., Class A(2)	6,751	88,641

Oceanpact Servicos Maritimos SA	27,500	57,404
Pagseguro Digital Ltd., Class A	32,387	302,818
PBG SA(2)	18,400	6,930
Petroleo Brasileiro SA - Petrobras, ADR	160,173	3,006,447
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	200,437	3,361,329
Petroreconcavo SA	42,900	96,863
Porto Seguro SA	44,400	425,732
Positivo Tecnologia SA	18,500	14,999
PRIO SA(2)	106,800	1,325,539
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,629
Raia Drogasil SA	212,772	795,488
Raizen SA, Preference Shares(2)	182,400	13,378
Rede D'Or Sao Luiz SA	17,010	114,714
Romi SA	7,778	10,007
Rumo SA	150,200	408,807
Sao Carlos Empreendimentos e Participacoes SA	100	260
Sao Martinho SA	48,200	163,197
Ser Educacional SA	25,500	58,840
Simpar SA(2)	42,153	74,704
Smartfit Escola de Ginastica e Danca SA	16,499	60,834
StoneCo Ltd., A Shares	10,828	123,981
Suzano SA, ADR(1)	78,919	645,557
SYN prop e tech SA	7,800	5,860
Taurus Armas SA, Preference Shares	11,660	10,748
Tegma Gestao Logistica SA	4,500	27,341
Telefonica Brasil SA, ADR	26,079	342,678
TIM SA, ADR(1)	26,817	590,510
TOTVS SA	12,900	85,155
Trisul SA	20,021	17,185
Tupy SA(2)	21,600	54,636
Ultrapar Participacoes SA, ADR	142,929	740,372
Uniao Pet Participacoes SA	3,800	2,441
Unipar Carbocloro SA, Class B Preference Shares	6,100	73,473
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	71,700	155,210
Vale SA, ADR	250,865	4,076,556
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	61,544
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	153,400	95,180
Vibra Energia SA	215,058	1,270,426
Vitru Brasil Empreendimentos Participacoes e Comercio SA	19,800	51,810
WEG SA	106,500	931,034
Wiz Co.	22,900	35,545
XP, Inc., Class A	79,154	1,319,497
YDUQS Participacoes SA	19,100	36,083
Zamp SA(2)	16,028	11,121
		46,589,085
Chile — 0.5%
Banco de Chile	2,959,390	567,679
Banco de Credito e Inversiones SA	7,809	534,313
Banco Itau Chile SA	4,740	95,275
Banco Santander Chile, ADR	19,104	609,991
Besalco SA	2,057	2,889
CAP SA(2)	15,673	117,651
Cencosud SA	42,171	101,301
Cencosud Shopping SA	29,082	79,400
Cia Cervecerias Unidas SA, ADR(1)	3,927	46,260

Cia Sud Americana de Vapores SA	3,721,444	188,740
Colbun SA	1,170,058	175,553
Embotelladora Andina SA, Class B Preference Shares	49,724	254,196
Empresa Nacional de Telecomunicaciones SA	47,942	196,214
Empresas CMPC SA	136,824	163,874
Empresas Copec SA	40,808	297,101
Enel Americas SA	3,085,442	271,611
Enel Chile SA	2,820,356	244,948
Engie Energia Chile SA	125,063	252,925
Falabella SA	69,740	461,674
Parque Arauco SA	22,236	96,922
Plaza SA	19,325	83,702
Ripley Corp. SA	222,768	96,136
Salfacorp SA	4,009	6,188
Sociedad Quimica y Minera de Chile SA, ADR	10,854	932,033
SONDA SA	1,402	447
Vina Concha y Toro SA	34,969	35,125
		5,912,148
China — 19.3%
361 Degrees International Ltd.(1)	314,000	189,464
3SBio, Inc.(2)	243,500	575,281
AAC Technologies Holdings, Inc.	227,000	1,319,275
Agile Group Holdings Ltd.(2)	766,000	19,139
Agora, Inc., ADR(2)	16,639	68,220
Agricultural Bank of China Ltd., H Shares	2,241,000	1,650,542
Air China Ltd., H Shares(2)	28,000	17,300
Ajisen China Holdings Ltd.(2)	4,000	485
AK Medical Holdings Ltd.	70,000	52,252
Akeso, Inc.(2)	80,000	1,208,306
Alibaba Group Holding Ltd., ADR(1)	71,047	8,825,458
Alibaba Health Information Technology Ltd.(1)(2)	74,000	34,222
A-Living Smart City Services Co. Ltd.(1)	175,250	52,366
Aluminum Corp. of China Ltd., H Shares	532,000	745,040
Angang Steel Co. Ltd., H Shares(2)	4,000	643
Anhui Conch Cement Co. Ltd., H Shares	201,000	487,637
Anhui Expressway Co. Ltd., H Shares(1)	146,000	301,903
ANTA Sports Products Ltd.	164,000	1,585,373
Anton Oilfield Services Group	924,000	109,435
Art Group Holdings Ltd.(1)(2)	215,000	78,167
AsiaInfo Technologies Ltd.(1)(2)	43,600	28,739
Atour Lifestyle Holdings Ltd., ADR	8,541	293,298
Autohome, Inc., ADR	5,218	91,106
BAIC Motor Corp. Ltd., H Shares(2)	648,500	100,218
Baidu, Inc., ADR(2)	6,314	854,347
BAIOO Family Interactive Ltd.(2)	74,000	4,538
Bairong, Inc.(1)(2)	58,500	40,624
Bank of China Ltd., H Shares	6,278,000	4,173,315
Bank of Chongqing Co. Ltd., H Shares	188,500	193,615
Bank of Communications Co. Ltd., H Shares	883,000	823,130
BBMG Corp., H Shares(1)(2)	541,000	48,978
Beauty Farm Medical & Health Industry, Inc.	5,000	12,467
Beijing Capital International Airport Co. Ltd., H Shares(2)	422,000	92,129
Beijing Enterprises Holdings Ltd.	54,000	212,495
Beijing Jingneng Clean Energy Co. Ltd., H Shares	630,000	175,349
Beijing North Star Co. Ltd., H Shares(2)	4,000	414

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	44,000	38,915
BeOne Medicines Ltd., ADR(2)	885	254,809
BOC Aviation Ltd.	81,800	797,504
BOE Varitronix Ltd.(1)	138,000	80,396
Bosideng International Holdings Ltd.	1,182,000	641,427
Brilliance China Automotive Holdings Ltd.(1)	984,000	328,630
BYD Co. Ltd., H Shares	138,200	1,608,741
BYD Electronic International Co. Ltd.(1)	140,000	521,149
C&D International Investment Group Ltd.(1)	288,000	579,146
C&D Property Management Group Co. Ltd.	12,000	4,164
CALB Group Co. Ltd.(2)	30,200	112,700
Cathay Group Holdings, Inc.	12,000	1,152
Chaowei Power Holdings Ltd.	36,000	7,909
Cheetah Mobile, Inc., ADR(2)	61	282
Chervon Holdings Ltd.	62,900	129,664
China Aircraft Leasing Group Holdings Ltd.	1,000	492
China Beststudy Education Group	17,000	7,113
China BlueChemical Ltd., H Shares	358,000	105,002
China Bohai Bank Co. Ltd., H Shares(2)	215,000	21,941
China Chunlai Education Group Co. Ltd.(2)	44,000	6,164
China Cinda Asset Management Co. Ltd., H Shares(1)	1,306,000	175,030
China CITIC Bank Corp. Ltd., H Shares	1,161,000	1,080,152
China Coal Energy Co. Ltd., H Shares	320,000	516,565
China Communications Services Corp. Ltd., H Shares	860,000	453,221
China Conch Environment Protection Holdings Ltd.(2)	5,500	287
China Conch Venture Holdings Ltd.	452,500	612,502
China Construction Bank Corp., H Shares	10,114,000	10,958,650
China Datang Corp. Renewable Power Co. Ltd., H Shares	756,000	163,051
China Dongxiang Group Co. Ltd.(2)	210,000	10,445
China East Education Holdings Ltd.(2)	244,000	148,033
China Eastern Airlines Corp. Ltd., H Shares(2)	14,000	6,779
China Education Group Holdings Ltd.(1)(2)	495,841	120,185
China Everbright Bank Co. Ltd., H Shares(1)	462,000	179,657
China Everbright Environment Group Ltd.	1,127,000	766,691
China Everbright Greentech Ltd.	104,000	11,671
China Everbright Ltd.(1)	216,000	167,839
China Feihe Ltd.(1)	885,000	345,830
China Foods Ltd.	368,000	166,349
China Galaxy Securities Co. Ltd., H Shares	480,500	475,920
China Gas Holdings Ltd.	182,000	161,035
China Glass Holdings Ltd.(1)(2)	118,000	6,196
China Harmony Auto Holding Ltd.(2)	28,500	2,637
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	12,690
China Hongqiao Group Ltd.	610,000	2,187,238
China International Capital Corp. Ltd., H Shares	402,800	1,008,700
China Isotope & Radiation Corp.	2,200	5,039
China Kepei Education Group Ltd.	68,000	8,077
China Lesso Group Holdings Ltd.	429,000	252,887
China Life Insurance Co. Ltd., Class H	929,580	3,429,323
China Lilang Ltd.	24,000	10,988
China Longyuan Power Group Corp. Ltd., H Shares	617,000	533,020
China Medical System Holdings Ltd.	344,000	463,860
China Meidong Auto Holdings Ltd.	294,000	24,768
China Mengniu Dairy Co. Ltd.	721,000	1,561,074
China Merchants Bank Co. Ltd., H Shares	439,000	2,641,044

China Merchants Land Ltd.(2)	40,000	1,404
China Merchants Port Holdings Co. Ltd.	241,814	475,061
China Minsheng Banking Corp. Ltd., H Shares	876,500	375,652
China Modern Dairy Holdings Ltd.(1)	552,000	80,375
China National Building Material Co. Ltd., H Shares	788,832	533,959
China New Higher Education Group Ltd.(2)	299,101	24,441
China Nonferrous Mining Corp. Ltd.	411,000	713,326
China Oilfield Services Ltd., Class H	574,000	579,185
China Oriental Group Co. Ltd.	26,000	4,078
China Overseas Land & Investment Ltd.	670,000	1,332,683
China Pacific Insurance Group Co. Ltd., H Shares	385,400	1,547,067
China Petroleum & Chemical Corp., Class H	2,676,300	1,475,260
China Power International Development Ltd.(1)	1,240,000	588,564
China Railway Group Ltd., H Shares	990,000	442,872
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	13,273
China Renaissance Holdings Ltd.(2)	32,700	13,925
China Resources Beer Holdings Co. Ltd.	257,500	795,697
China Resources Beverage Holdings Co. Ltd.(1)	146,200	153,164
China Resources Building Materials Technology Holdings Ltd.(1)	732,000	116,782
China Resources Gas Group Ltd.	18,200	42,730
China Resources Land Ltd.	427,000	1,923,054
China Resources Medical Holdings Co. Ltd.(1)	336,000	110,123
China Resources Mixc Lifestyle Services Ltd.	79,000	419,239
China Resources Pharmaceutical Group Ltd.	139,500	83,117
China Resources Power Holdings Co. Ltd.(1)	582,000	1,579,387
China Risun Group Ltd.	218,000	70,101
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	20,752
China Shenhua Energy Co. Ltd., H Shares	332,000	1,908,607
China Shineway Pharmaceutical Group Ltd.	117,000	125,081
China Starch Holdings Ltd.	515,000	10,991
China State Construction International Holdings Ltd.(1)	476,000	530,806
China Suntien Green Energy Corp. Ltd., H Shares(1)	162,000	71,091
China Taiping Insurance Holdings Co. Ltd.	393,200	998,303
China Tobacco International HK Co. Ltd.(1)	5,000	15,752
China Tower Corp. Ltd., H Shares	978,100	1,237,508
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	896,000	178,393
China Travel International Investment Hong Kong Ltd.(1)(2)	536,000	80,722
China Vanke Co. Ltd., H Shares(1)(2)	97,700	33,800
China Water Affairs Group Ltd.(1)	160,000	97,319
China Xinhua Education Group Ltd.(2)	17,000	869
China XLX Fertiliser Ltd.	337,000	435,322
China Yongda Automobiles Services Holdings Ltd.	460,500	45,178
China Youran Dairy Group Ltd.(1)(2)	692,000	260,830
China Yuhua Education Corp. Ltd.(2)	328,000	16,761
Chongqing Machinery & Electric Co. Ltd., Class H	194,000	69,678
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	119,261
Chow Tai Fook Jewellery Group Ltd.(1)	214,200	300,218
CIFI Holdings Group Co. Ltd.(2)	282,880	2,203
CIMC Enric Holdings Ltd.	226,000	250,308
Cirrus Aircraft Ltd.	8,800	43,525
CITIC Ltd.	568,000	952,671
CITIC Securities Co. Ltd., H Shares	209,825	699,138
CMGE Technology Group Ltd.(2)	110,000	3,220
CMOC Group Ltd., H Shares	354,000	826,211
COFCO Joycome Foods Ltd.(1)(2)	974,000	145,381

Concord New Energy Group Ltd.(1)(2)	1,440,000	70,764
Consun Pharmaceutical Group Ltd.	121,000	219,379
Contemporary Amperex Technology Co. Ltd., Class H(1)	9,300	878,798
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	48,000	97,849
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	427,549	773,120
COSCO SHIPPING International Hong Kong Co. Ltd.	76,000	59,270
COSCO SHIPPING Ports Ltd.	300,154	190,738
Country Garden Services Holdings Co. Ltd.	613,000	455,084
CSPC Pharmaceutical Group Ltd.	1,735,200	1,661,271
CSSC Hong Kong Shipping Co. Ltd.(1)	694,000	206,499
Damai Entertainment Holdings Ltd.(1)(2)	4,030,000	298,064
Daqo New Energy Corp., ADR(2)	16,280	270,899
Datang International Power Generation Co. Ltd., H Shares(1)	6,000	2,412
Digital China Holdings Ltd.(1)	152,000	42,535
Dongyue Group Ltd.	501,000	1,045,003
DPC Dash Ltd.(2)	11,400	56,190
Dynagreen Environmental Protection Group Co. Ltd., H Shares	152,000	113,697
Edvantage Group Holdings Ltd.	92,754	7,105
ENN Energy Holdings Ltd.	59,700	418,574
Essex Bio-technology Ltd.	21,000	8,167
Ever Sunshine Services Group Ltd.	90,000	20,764
Evergrande Property Services Group Ltd.(2)	1,287,500	198,727
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	6,054
Far East Horizon Ltd.	862,000	846,349
FIH Mobile Ltd.(1)(2)	81,400	312,394
FinVolution Group, ADR(1)	45,665	239,741
First Tractor Co. Ltd., H Shares(1)	154,000	162,594
Flat Glass Group Co. Ltd., H Shares(1)	4,000	4,243
Fosun International Ltd.	320,000	158,707
Fountain SET Holdings Ltd.	6,000	551
Fu Shou Yuan International Group Ltd.(1)	314,000	105,776
Fufeng Group Ltd.	517,000	393,941
Fuyao Glass Industry Group Co. Ltd., H Shares	92,400	656,040
Ganfeng Lithium Group Co. Ltd., H Shares	16,480	135,403
Gaotu Techedu, Inc., ADR(1)(2)	7,991	14,224
GCL Technology Holdings Ltd.(1)(2)	2,540,000	269,289
GDS Holdings Ltd., Class A(1)(2)	62,400	274,895
Geely Automobile Holdings Ltd.	1,580,000	3,791,840
Gemdale Properties & Investment Corp. Ltd.(1)(2)	1,556,000	24,406
Genertec Universal Medical Group Co. Ltd.	253,000	166,876
Genscript Biotech Corp.(2)	386,000	672,556
GF Securities Co. Ltd., H Shares(1)	111,600	230,102
Giant Biogene Holding Co. Ltd.(1)	87,800	336,759
GOME Retail Holdings Ltd.(2)	1,993,000	3,036
Goodbaby International Holdings Ltd.	263,000	30,887
Grand Pharmaceutical Group Ltd.(1)(2)	329,500	220,240
Great Wall Motor Co. Ltd., H Shares	384,000	506,165
Greater Bay Area AI Computing Tech Co. Ltd.(2)	202,000	369,080
Greentown China Holdings Ltd.(1)	384,000	434,435
Greentown Management Holdings Co. Ltd.(1)	181,000	46,594
Guangdong Investment Ltd.	456,000	485,842
Guangshen Railway Co. Ltd., Class H	146,000	42,882
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	50,031
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	34,168
Guoquan Food Shanghai Co. Ltd.(1)	54,000	16,349

Guotai Haitong Securities Co. Ltd., H Shares	150,648	251,435
Gushengtang Holdings Ltd.	25,500	90,860
H World Group Ltd., ADR	39,368	1,767,229
Haidilao International Holding Ltd.(1)	247,000	401,927
Haier Smart Home Co. Ltd., H Shares	279,600	702,854
Haitian International Holdings Ltd.	189,000	477,322
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	6,712
Hansoh Pharmaceutical Group Co. Ltd.	88,000	352,412
Harbin Electric Co. Ltd., H Shares	282,000	707,934
HealthyWay, Inc.(2)	54,000	24,239
Hello Group, Inc., ADR	45,437	270,804
Hengan International Group Co. Ltd.	215,000	668,223
Hi Sun Technology China Ltd.(2)	57,000	3,212
High Templar Tech Ltd., ADR(2)	37,345	111,662
Hisense Home Appliances Group Co. Ltd., H Shares	39,000	114,355
Hopson Development Holdings Ltd.(2)	42,163	14,203
Hua Hong Semiconductor Ltd.(1)(2)	71,000	1,463,205
Hua Medicine(2)	241,500	80,995
Huabao International Holdings Ltd.	110,000	50,288
Huadian Power International Corp. Ltd., H Shares	30,000	17,913
Huaneng Power International, Inc., H Shares	1,104,000	1,024,204
Huatai Securities Co. Ltd., H Shares(1)	296,600	600,711
Hygeia Healthcare Holdings Co. Ltd.(2)	97,800	120,507
iDreamSky Technology Holdings Ltd.(1)(2)	222,400	10,227
Industrial & Commercial Bank of China Ltd., H Shares	5,651,000	4,785,578
Inkeverse Group Ltd.(2)	578,000	102,739
Innovent Biologics, Inc.(2)	227,500	2,415,673
J&T Global Express Ltd.(2)	423,800	488,699
JD Health International, Inc.(2)	211,250	1,030,187
JD Logistics, Inc.(2)	711,100	1,170,002
JD.com, Inc., ADR	139,251	4,014,606
JD.com, Inc., Class A	4,138	59,652
Jia Yao Holdings Ltd.(2)	15,000	28,267
Jiangsu Expressway Co. Ltd., H Shares(1)	318,000	425,670
Jiangxi Copper Co. Ltd., H Shares	149,000	670,941
Jinxin Fertility Group Ltd.(2)	391,500	112,001
Jiumaojiu International Holdings Ltd.(1)	431,000	85,202
JNBY Design Ltd.	99,500	243,755
JOYY, Inc., ADR	4,883	329,261
Jutal Offshore Oil Services Ltd.	44,333	2,999
Kanzhun Ltd., ADR	3,034	41,171
KE Holdings, Inc., ADR(1)	19,568	324,829
Kinetic Development Group Ltd.	892,000	227,957
Kingboard Holdings Ltd.	199,500	1,676,633
Kingboard Laminates Holdings Ltd.(1)	228,500	1,588,481
Kingdee International Software Group Co. Ltd.(2)	101,000	94,307
Kingsoft Corp. Ltd.(1)	210,400	570,714
Kuaishou Technology	381,300	2,222,450
Kunlun Energy Co. Ltd.	610,000	557,470
Lee & Man Paper Manufacturing Ltd.	218,000	84,350
Legend Biotech Corp., ADR(2)	4,335	117,739
Lenovo Group Ltd.	738,000	2,261,646
Lepu Biopharma Co. Ltd., Class H(2)	109,000	59,256
LexinFintech Holdings Ltd., ADR(1)	10,933	24,053
Li Auto, Inc., ADR(2)	50,195	753,427

Li Ning Co. Ltd.	975,500	2,263,807
Lianlian DigiTech Co. Ltd., Class H(1)(2)	46,500	29,990
Lifetech Scientific Corp.(1)(2)	1,676,000	355,112
Lingbao Gold Group Co. Ltd., Class H(1)	163,700	340,906
Linklogis, Inc., Class B	302,500	78,151
Logan Group Co. Ltd.(1)(2)	433,000	72,978
Longfor Group Holdings Ltd.(1)	647,666	647,799
Lonking Holdings Ltd.(2)	719,000	267,970
Luye Pharma Group Ltd.(1)(2)	596,000	165,284
LVGEM China Real Estate Investment Co. Ltd.(2)	218,000	5,561
Maanshan Iron & Steel Co. Ltd., H Shares(2)	228,000	56,125
Maoyan Entertainment(1)	180,600	126,217
Meitu, Inc.(1)(2)	45,000	25,062
Meituan, Class B(2)	266,410	2,589,127
Metallurgical Corp. of China Ltd., H Shares	5,000	957
Microport Cardioflow Medtech Corp.(2)	9,000	1,902
MicroPort NeuroScientific Corp.	43,000	50,480
Midea Group Co. Ltd.(1)	10,800	118,126
Midea Real Estate Holding Ltd.(2)	119,400	43,771
Ming Yuan Cloud Group Holdings Ltd.(2)	32,000	7,494
MINISO Group Holding Ltd., ADR(1)	11,647	151,062
Minth Group Ltd.	244,000	1,178,759
MMG Ltd.(2)	1,409,600	1,588,940
NetDragon Websoft Holdings Ltd.	59,500	66,847
NetEase, Inc., ADR	35,802	4,397,202
New China Life Insurance Co. Ltd., H Shares	197,500	1,223,011
New Oriental Education & Technology Group, Inc., ADR	6,226	285,089
Newborn Town, Inc.(1)(2)	262,000	266,672
Nexteer Automotive Group Ltd.	361,000	225,492
Nine Dragons Paper Holdings Ltd.(2)	407,000	345,577
NIO, Inc., ADR(2)	79,558	445,525
Niu Technologies, ADR(1)(2)	20,342	47,804
Noah Holdings Ltd., ADR	16,363	172,957
Nongfu Spring Co. Ltd., H Shares	190,800	1,041,329
Onewo, Inc., Class H(1)	63,800	142,903
Orient Overseas International Ltd.(1)	42,500	738,542
PDD Holdings, Inc., ADR(2)	75,643	6,387,295
Peijia Medical Ltd.(2)	24,000	14,472
People's Insurance Co. Group of China Ltd., H Shares	1,086,000	717,745
Perennial Energy Holdings Ltd.(2)	40,000	5,033
PetroChina Co. Ltd., Class H	2,334,400	3,245,149
Pharmaron Beijing Co. Ltd., H Shares	5,850	13,119
PICC Property & Casualty Co. Ltd., H Shares	660,000	1,224,949
Ping An Insurance Group Co. of China Ltd., H Shares(1)	660,506	5,058,905
Poly Property Group Co. Ltd.	591,362	157,131
Poly Property Services Co. Ltd., Class H	56,200	212,379
Pop Mart International Group Ltd.(1)	60,400	1,331,224
Postal Savings Bank of China Co. Ltd., H Shares	876,000	560,878
Pou Sheng International Holdings Ltd.	90,000	4,479
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,634
Precision Tsugami China Corp. Ltd.	57,000	396,663
PW Medtech Group Ltd.	7,000	1,036
Q Technology Group Co. Ltd.	203,000	247,323
Qfin Holdings, Inc., ADR	20,555	330,524
Qingling Motors Co. Ltd., H Shares(2)	6,000	659

Qyuns Therapeutics Co. Ltd., Class H(1)(2)	17,400	37,443
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	39,251
Remegen Co. Ltd., Class H(2)	28,000	296,058
REPT BATTERO Energy Co. Ltd., Class H(2)	83,600	162,178
Sany Heavy Equipment International Holdings Co. Ltd.	465,000	457,104
Seazen Group Ltd.(1)(2)	936,000	217,281
Shandong BoAn Biotechnology Co. Ltd., Class H(1)(2)	41,800	30,517
Shandong Gold Mining Co. Ltd., H Shares	27,000	82,619
Shandong Molong Petroleum Machinery Co. Ltd., Class H(2)	84,000	57,732
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares(1)	158,800	68,098
Shanghai Chicmax Cosmetic Co. Ltd.(1)	15,000	69,651
Shanghai Electric Group Co. Ltd., H Shares(2)	40,000	21,240
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	33,663
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	652
Shanghai Henlius Biotech, Inc., Class H(2)	17,000	148,881
Shanghai Industrial Holdings Ltd.	114,000	219,631
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	71,228
Shenzhen Expressway Corp. Ltd., H Shares	72,000	63,259
Shenzhen International Holdings Ltd.(1)	380,580	289,245
Shenzhen Investment Ltd.(1)(2)	268,000	26,981
Shenzhou International Group Holdings Ltd.	133,000	786,960
Shimao Services Holdings Ltd.(2)	49,000	3,375
Shoucheng Holdings Ltd.(1)	1,007,200	221,153
Shougang Fushan Resources Group Ltd.	392,666	136,421
Shui On Land Ltd.(2)	909,000	55,733
Sichuan Baicha Baidao Industrial Co. Ltd., Class H(1)	33,200	22,265
Sichuan Expressway Co. Ltd., Class H(1)	196,000	144,414
Sihuan Pharmaceutical Holdings Group Ltd.	619,000	75,693
Simcere Pharmaceutical Group Ltd.	259,000	329,478
Sino Biopharmaceutical Ltd.	1,691,000	1,077,666
Sinopec Engineering Group Co. Ltd., H Shares	658,500	464,092
Sinopec Kantons Holdings Ltd.	292,000	140,936
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	5,263
Sinopharm Group Co. Ltd., H Shares	318,400	686,855
Sinotrans Ltd., H Shares	4,000	2,503
Sinotruk Hong Kong Ltd.	230,500	1,095,868
Skyworth Group Ltd.(2)	309,538	223,543
SOHO China Ltd.(2)	54,500	2,925
Sohu.com Ltd., ADR(2)	6,119	82,668
South Manganese Investment Ltd.(2)	210,000	13,977
SSY Group Ltd.(1)	320,000	95,150
Sun Art Retail Group Ltd.	1,061,500	206,274
Sun King Technology Group Ltd.(2)	2,000	717
Sunac Services Holdings Ltd.(1)	632,386	77,490
Sunny Optical Technology Group Co. Ltd.	50,100	536,602
Sunshine Lake Pharma Co. Ltd.(1)(2)	18,031	83,899
TAL Education Group, ADR(2)	27,476	266,792
Tanwan, Inc.(2)	89,000	156,815
TCL Electronics Holdings Ltd.	358,000	632,581
Tencent Holdings Ltd.	295,000	16,027,814
Tencent Music Entertainment Group, ADR	50,872	469,040
Tiangong International Co. Ltd.	202,000	87,958
Tianjin Port Development Holdings Ltd.	12,000	1,074
Tianli International Holdings Ltd.(1)	405,000	73,347
Tianneng Power International Ltd.(2)	306,000	230,029

Tingyi Cayman Islands Holding Corp.	468,000	713,487
Tong Ren Tang Technologies Co. Ltd., H Shares(1)	71,000	31,886
Tongcheng Travel Holdings Ltd.	337,200	609,168
Tongda Group Holdings Ltd.(2)	14,900	5,309
Tongdao Liepin Group(2)	12,800	3,822
Tongguan Gold Group Ltd.	300,000	82,566
Topsports International Holdings Ltd.	344,000	123,205
Towngas Smart Energy Co. Ltd.(1)(2)	80,000	33,598
TravelSky Technology Ltd., H Shares	242,000	285,048
Trip.com Group Ltd., ADR(2)	14,698	697,126
Tsaker New Energy Tech Co. Ltd.	72,500	10,341
Tsingtao Brewery Co. Ltd., H Shares(2)	116,000	736,861
Tuhu Car, Inc.(1)(2)	62,800	107,454
Uni-President China Holdings Ltd.(1)	173,000	173,556
Up Fintech Holding Ltd., ADR(2)	42,757	219,771
Venus MedTech Hangzhou, Inc., H Shares(2)	9,000	1,391
Vipshop Holdings Ltd., ADR	84,773	1,205,472
Viva Biotech Holdings(2)	313,500	50,387
VOYAH Automobile Technology Co. Ltd., Class H(2)	164,472	110,601
Want Want China Holdings Ltd.	1,645,000	873,763
Weibo Corp., ADR(1)	25,940	203,888
Weichai Power Co. Ltd., H Shares	147,000	780,906
Weilong Delicious Global Holdings Ltd.(1)	100,200	104,291
West China Cement Ltd.(1)(2)	672,000	187,924
Wuling Motors Holdings Ltd.	160,000	8,575
WuXi AppTec Co. Ltd., H Shares(1)	48,207	802,685
Wuxi Biologics Cayman, Inc.(2)	567,000	2,425,108
WuXi XDC Cayman, Inc.(2)	15,500	108,655
XD, Inc.(1)	70,400	456,884
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	132,500	6,090
Xiaomi Corp., Class B(1)(2)	891,800	3,193,955
Xin Point Holdings Ltd.	12,000	6,705
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	99,925
Xinte Energy Co. Ltd., H Shares(2)	74,400	47,048
Xinyi Energy Holdings Ltd.(1)	923,805	147,437
Xinyi Solar Holdings Ltd.(1)	1,563,230	533,181
XJ International Holdings Co. Ltd.(2)	1,008,000	19,805
Xtep International Holdings Ltd.	585,871	316,948
Xunlei Ltd., ADR(1)(2)	887	5,375
Yadea Group Holdings Ltd.	446,000	642,313
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(1)	13,500	389,246
Yankuang Energy Group Co. Ltd., H Shares(1)	355,300	661,638
Yidu Tech, Inc.(1)(2)	326,600	218,750
Yihai International Holding Ltd.	231,000	406,804
Yiren Digital Ltd., ADR	6,125	8,330
Yixin Group Ltd.(1)	462,000	92,111
Youdao, Inc., ADR(1)(2)	1,984	23,709
Youzan Technology Ltd.(1)(2)	1,520,000	18,095
Yuexiu Property Co. Ltd.(1)	576,800	321,555
Yuexiu Services Group Ltd.	72,500	16,653
Yuexiu Transport Infrastructure Ltd.	198,000	101,047
Yum China Holdings, Inc.	24,785	1,051,628
ZCZL Industrial Technology Group Co. Ltd., H Shares	6,400	13,586
Zengame Technology Holding Ltd.	102,000	29,810
Zhaojin Mining Industry Co. Ltd., H Shares	341,000	944,131

Zhejiang Expressway Co. Ltd., H Shares	248,400	213,029
Zhejiang Leapmotor Technology Co. Ltd.(2)	133,300	669,492
Zhihu, Inc., ADR(2)	4,484	13,228
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	261,800	361,611
Zhongsheng Group Holdings Ltd.	326,000	256,385
Zhou Hei Ya International Holdings Co. Ltd.(2)	177,000	32,668
Zhuzhou CRRC Times Electric Co. Ltd., Class H	96,200	497,906
Zijin Gold International Co. Ltd.(2)	17,800	295,533
Zijin Mining Group Co. Ltd., H Shares	604,000	2,532,099
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	114,200	105,204
ZTO Express Cayman, Inc., ADR	58,473	1,293,423
Zylox-Tonbridge Medical Technology Co. Ltd.	21,000	53,613
		228,574,930
Colombia — 0.2%
BAC Holding International Corp.	3,792	412
Banco Davivienda SA, Preference Shares	1,532	8,893
Cementos Argos SA	15,737	45,759
Corp. Financiera Colombiana SA(2)	3,119	12,808
Ecopetrol SA, ADR	17,105	249,904
Grupo Argos SA	60,349	276,639
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	844
Grupo Cibest SA	12,549	258,690
Grupo Cibest SA, ADR	5,620	385,476
Grupo de Inversiones Suramericana SA	16,293	222,293
Interconexion Electrica SA ESP	40,461	331,436
Mineros SA	20,536	86,338
		1,879,492
Czech Republic — 0.1%
CEZ AS	11,399	687,238
Komercni Banka AS	5,431	257,819
Moneta Money Bank AS	52,198	465,722
		1,410,779
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	421,483	1,026,662
Greece — 0.6%
Aegean Airlines SA	18,435	266,606
Aktor SA Holding Co. Technical & Energy Projects(2)	8,989	108,557
Alpha Bank SA	229,360	1,048,464
Athens International Airport SA	8,251	97,824
Eurobank SA	201,651	939,223
Fourlis Holdings SA	301	1,546
Hellenic Telecommunications Organization SA	7,470	158,490
HELLENiQ ENERGY Holdings SA	12,550	150,726
Jumbo SA	10,631	288,872
LAMDA Development SA(2)	19,803	142,675
Motor Oil Hellas Corinth Refineries SA	15,527	670,110
National Bank of Greece SA	53,254	921,271
Optima bank SA	4,646	57,703
Piraeus Bank SA(2)	128,968	1,368,342
Public Power Corp. SA(1)	15,145	380,815
Titan SA	5,890	349,576
Viohalco SA(1)	2,419	58,896
		7,009,696
Hong Kong — 0.1%
Asia Cement China Holdings Corp.(2)	43,000	11,180

Baozun, Inc., ADR(2)	1,003	2,598
Baozun, Inc., Class A(2)	1,700	1,454
Central China Management Co. Ltd.(2)	18,000	274
Central China New Life Ltd.	62,000	3,166
China Maple Leaf Educational Systems Ltd.(2)	42,000	1,031
China Oil & Gas Group Ltd.(2)	40,000	772
China Rare Earth Holdings Ltd.(2)	68,000	1,518
China Shengmu Organic Milk Ltd.(2)	55,000	2,320
China Shuifa Singyes Energy Holdings Ltd.(2)	66,000	1,985
China South City Holdings Ltd.(1)(2)	148,000	505
China Sunshine Paper Holdings Co. Ltd.	69,000	9,066
China Zhongwang Holdings Ltd.(1)(2)	81,088	103
Coolpad Group Ltd.(2)	9,300	1,185
Dawnrays Pharmaceutical Holdings Ltd.	7,000	937
EVA Precision Industrial Holdings Ltd.	114,000	13,422
Hebei Construction Group Corp. Ltd., H Shares(2)	3,000	109
Homeland Interactive Technology Ltd.(2)	24,000	4,035
Honliv Healthcare Management Group Co. Ltd.(2)	20,000	3,981
IMAX China Holding, Inc.(2)	4,700	5,126
JH Educational Technology, Inc.(2)	14,000	1,845
Jiayuan International Group Ltd.(2)	52,000	66
Jinchuan Group International Resources Co. Ltd.(1)(2)	703,000	897
KWG Group Holdings Ltd.(2)	217,000	3,761
KWG Living Group Holdings Ltd.(1)(2)	143,500	3,146
Lee & Man Chemical Co. Ltd.	4,000	2,338
Minsheng Education Group Co. Ltd.(2)	34,000	513
Mobvista, Inc.(2)	115,000	238,249
Pacific Millennium Packaging Group Corp.	2,000	556
Powerlong Real Estate Holdings Ltd.(2)	62,000	1,785
Prinx Chengshan Holdings Ltd.	6,000	5,946
Redco Properties Group Ltd.(2)	22,000	453
Road King Infrastructure Ltd.(2)	5,000	389
Shanghai Industrial Urban Development Group Ltd.(2)	1,600	55
Shanghai Pioneer Holding Ltd.	22,000	6,435
Trigiant Group Ltd.(2)	6,000	3,093
Truly International Holdings Ltd.	256,000	32,061
United Strength Power Holdings Ltd.	2,000	321
Viva Goods Co. Ltd.	24,000	1,383
Wharf Holdings Ltd.(1)	73,000	206,531
Yincheng International Holding Co. Ltd.(2)	4,000	1
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	1,845
		576,436
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	60,455	524,822
MOL Hungarian Oil & Gas PLC	59,352	753,901
OTP Bank Nyrt	14,455	1,984,749
Richter Gedeon Nyrt	9,819	415,654
		3,679,126
India — 11.5%
20 Microns Ltd.	5,667	10,897
360 ONE WAM Ltd.	10,948	127,302
3M India Ltd.	187	64,544
63 Moons Technologies Ltd.	4,379	28,150
Aarti Drugs Ltd.	4,275	17,105
Aarti Industries Ltd.	21,152	105,727

Aarti Pharmalabs Ltd.	8,346	55,610
Aavas Financiers Ltd.(2)	6,784	95,841
ABB India Ltd.	2,252	172,052
ACC Ltd.	6,924	101,955
Accelya Solutions India Ltd.	926	11,137
Acme Solar Holdings Ltd.	31,853	103,970
Action Construction Equipment Ltd.	10,890	101,409
Adani Energy Solutions Ltd.(2)	13,550	215,749
Adani Enterprises Ltd.	9,540	294,784
Adani Green Energy Ltd.(2)	6,990	108,490
Adani Ports & Special Economic Zone Ltd.	43,977	834,847
Adani Power Ltd.(2)	273,085	699,484
Adani Total Gas Ltd.	8,578	69,782
Aditya Birla Capital Ltd.(2)	66,865	255,641
Aditya Birla Fashion & Retail Ltd.(2)	71,356	48,446
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	182,997
Afcons Infrastructure Ltd.	27,361	97,745
Agarwal Industrial Corp. Ltd.	1,367	5,977
AGI Greenpac Ltd.	7,217	44,806
AIA Engineering Ltd.	4,656	220,759
Ajanta Pharma Ltd.	8,430	259,794
Akums Drugs & Pharmaceuticals Ltd.(2)	5,632	31,094
Alembic Ltd.	9,345	8,617
Alembic Pharmaceuticals Ltd.	8,197	63,485
Alivus Life Sciences Ltd.	5,884	65,303
Alkem Laboratories Ltd.	6,412	371,033
Alkyl Amines Chemicals	545	9,470
Allcargo Global Ltd.(2)	39,128	8,843
Allcargo Logistics Ltd.(2)	39,128	3,742
Allcargo Terminals Ltd.(2)	9,782	2,553
Allied Digital Services Ltd.	9,140	11,611
Alok Industries Ltd.(2)	30,788	4,127
Amara Raja Energy & Mobility Ltd.	20,664	192,802
Ambuja Cements Ltd.	25,656	120,988
Anand Rathi Wealth Ltd.	1,798	65,311
Andhra Paper Ltd.	16,070	10,712
Andhra Sugars Ltd.	20,345	19,142
Angel One Ltd.	125,560	445,689
Antelopus Selan Energy Ltd.(2)	1,229	10,028
Antony Waste Handling Cell Ltd.(2)	4,338	21,359
Anup Engineering Ltd.	1,767	34,145
Apar Industries Ltd.	3,485	481,404
APL Apollo Tubes Ltd.	12,471	240,341
Apollo Hospitals Enterprise Ltd.	6,307	542,656
Apollo Tyres Ltd.	65,347	271,180
Aptus Value Housing Finance India Ltd.	71,318	195,185
Archean Chemical Industries Ltd.(2)	14,564	80,476
Arvind Fashions Ltd.	18,421	89,429
Arvind Ltd.	39,458	196,413
Arvind SmartSpaces Ltd.	2,390	14,938
Asahi India Glass Ltd.	13,935	132,386
Ashok Leyland Ltd.	411,406	672,940
Ashoka Buildcon Ltd.(2)	52,270	67,356
Asian Paints Ltd.	17,466	491,388
ASK Automotive Ltd.	8,060	38,669

Astral Ltd.	2,185	36,263
Atul Ltd.	1,013	73,111
AU Small Finance Bank Ltd.	28,817	298,582
Aurobindo Pharma Ltd.	32,171	482,809
Aurum Proptech Ltd.(2)	376	696
Avanti Feeds Ltd.	9,135	115,499
Avenue Supermarts Ltd.(2)	2,943	125,401
AWL Agri Business Ltd.(2)	25,903	52,408
Axis Bank Ltd., GDR	34,119	2,294,707
Bajaj Auto Ltd.	4,070	447,908
Bajaj Consumer Care Ltd.(2)	15,148	88,121
Bajaj Finance Ltd.(2)	155,601	1,487,879
Bajaj Finserv Ltd.	21,573	404,851
Bajaj Healthcare Ltd.	4,557	14,489
Bajaj Hindusthan Sugar Ltd.(2)	283,405	54,778
Balaji Amines Ltd.	1,730	32,342
Balkrishna Industries Ltd.	8,777	203,703
Balrampur Chini Mills Ltd.	18,717	101,378
Bandhan Bank Ltd.	167,955	367,972
Bank of Baroda	110,705	312,708
Bank of Maharashtra	85,420	71,246
BASF India Ltd.	1,301	46,544
Bata India Ltd.	9,595	67,545
Bayer CropScience Ltd.	2,286	108,644
Berger Paints India Ltd.	8,059	42,473
Best Agrolife Ltd.	26,400	4,527
Bhansali Engineering Polymers Ltd.	21,758	21,863
Bharat Bijlee Ltd.	1,734	50,843
Bharat Electronics Ltd.	154,146	665,995
Bharat Forge Ltd.	21,353	439,422
Bharat Heavy Electricals Ltd.	73,597	322,870
Bharat Petroleum Corp. Ltd.	225,009	705,500
Bharat Rasayan Ltd.	868	13,270
Bharti Airtel Ltd.	95,623	1,839,811
Biocon Ltd.	11,885	53,607
Birla Corp. Ltd.	2,240	23,520
BirlaNu Ltd.	531	7,483
Birlasoft Ltd.	44,349	149,125
Bliss Gvs Pharma Ltd.	23,549	105,372
BLS International Services Ltd.	11,482	31,570
Blue Dart Express Ltd.	1,475	73,604
Blue Star Ltd.	8,341	139,825
Bluspring Enterprises Ltd.(2)	6,356	5,300
Bombay Burmah Trading Co.	4,932	77,918
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	37,197
Bosch Ltd.	143	55,112
Brigade Enterprises Ltd.	5,777	39,661
Brightcom Group Ltd.(2)	188,567	20,701
Britannia Industries Ltd.	8,076	442,436
BSE Ltd.(2)	5,906	257,633
Camlin Fine Sciences Ltd.(2)	22,666	29,159
Campus Activewear Ltd.	17,472	46,548
Can Fin Homes Ltd.	24,030	209,859
Canara Bank	298,054	410,339
Capacit'e Infraprojects Ltd.(2)	13,971	33,331

Caplin Point Laboratories Ltd.	1,110	23,637
Capri Global Capital Ltd.	26,513	55,329
Carborundum Universal Ltd.	4,834	52,307
Care Ratings Ltd.	2,487	42,326
Carysil Ltd.	1,860	21,121
Castrol India Ltd.	72,396	139,599
Ceat Ltd.	6,233	212,545
Cemindia Projects Ltd.	23,620	265,997
Central Depository Services India Ltd.	7,705	100,894
Century Plyboards India Ltd.	183	1,488
Cera Sanitaryware Ltd.	402	23,559
CESC Ltd.	62,905	120,518
CG Power & Industrial Solutions Ltd.	27,275	263,590
Chalet Hotels Ltd.	13,548	111,835
Chambal Fertilisers & Chemicals Ltd.	40,425	198,385
Chemcon Speciality Chemicals Ltd.	561	1,101
Chemplast Sanmar Ltd.(2)	17,320	39,403
Chennai Petroleum Corp. Ltd.	12,992	144,725
Cholamandalam Financial Holdings Ltd.	8,542	142,238
Cholamandalam Investment & Finance Co. Ltd.	46,829	757,471
CIE Automotive India Ltd.	31,976	150,190
Cipla Ltd.	33,201	489,488
City Union Bank Ltd.	70,886	190,660
CMS Info Systems Ltd.	57,355	183,774
Coal India Ltd.	221,500	1,067,190
Cochin Shipyard Ltd.	5,900	91,106
Coforge Ltd.	14,526	217,907
Coforge Ltd.(2)	6,204	92,851
Cohance Lifesciences Ltd.(2)	8,004	36,344
Colgate-Palmolive India Ltd.	13,085	283,692
Computer Age Management Services Ltd.	28,820	239,994
Container Corp. of India Ltd.	20,678	100,862
Coromandel International Ltd.	22,622	417,451
Cosmo First Ltd.	5,636	43,192
Craftsman Automation Ltd.	3,000	286,306
CreditAccess Grameen Ltd.(2)	14,114	192,623
CRISIL Ltd.	1,033	42,905
Crompton Greaves Consumer Electricals Ltd.	42,692	126,283
CSB Bank Ltd.(2)	12,428	46,160
Cummins India Ltd.	7,999	495,046
Cyient Ltd.	12,879	123,295
Dabur India Ltd.	25,853	120,642
Dalmia Bharat Ltd.	5,784	106,591
Dalmia Bharat Refractories Ltd.(2)	33	4
Dalmia Bharat Sugar & Industries Ltd.	1,638	5,857
DAM Capital Advisors Ltd.	12,699	20,134
Datamatics Global Services Ltd.	5,211	42,083
DB Corp. Ltd.	13,014	28,107
DCB Bank Ltd.	38,727	71,408
DCM Shriram Fine Chemicals Ltd.(2)	6,912	1,825
DCM Shriram Industries Ltd.(2)	6,912	2,767
DCM Shriram International Ltd.(2)	6,912	4,381
DCM Shriram Ltd.	6,921	75,509
DCW Ltd.	38,894	19,228
Dcx Systems Ltd.(2)	19,870	40,887

Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,777	70,913
Deepak Nitrite Ltd.	5,774	102,293
Delhivery Ltd.(2)	37,930	180,502
Delta Corp. Ltd.	3,208	2,348
Devyani International Ltd.(2)	51,787	62,827
Digitide Solutions Ltd.(2)	6,356	5,776
Dilip Buildcon Ltd.	10,399	46,525
Dish TV India Ltd.(2)	221,711	7,490
Dishman Carbogen Amcis Ltd.(2)	11,349	23,244
Divi's Laboratories Ltd.	3,904	273,887
Dixon Technologies India Ltd.	2,520	305,520
DLF Ltd.	25,071	155,790
D-Link India Ltd.	5,282	25,784
Dr. Lal PathLabs Ltd.	6,611	111,757
Dr. Reddy's Laboratories Ltd., ADR(1)	47,224	643,663
Dwarikesh Sugar Industries Ltd.	31,044	14,423
Dynacons Systems & Solutions Ltd.	1,460	26,926
E2E Networks Ltd.(2)	375	15,497
eClerx Services Ltd.	14,144	224,631
Edelweiss Financial Services Ltd.	128,351	152,338
Eicher Motors Ltd.	5,646	426,332
EID Parry India Ltd.(2)	23,743	188,591
EIH Ltd.	23,266	72,526
Elecon Engineering Co. Ltd.	16,414	88,042
Electrosteel Castings Ltd.	79,734	64,672
Emami Ltd.	34,735	145,885
Embassy Developments Ltd.(2)	46,013	29,206
Endurance Technologies Ltd.	5,081	145,534
Engineers India Ltd.	100,470	245,348
Epack Durable Ltd.(2)	14,162	33,772
Epigral Ltd.	2,722	33,248
EPL Ltd.	58,157	130,887
Equitas Small Finance Bank Ltd.(2)	112,358	82,999
Eris Lifesciences Ltd.	2,069	30,451
Escorts Kubota Ltd.	1,598	48,127
Ester Industries Ltd.	7,600	7,364
Eternal Ltd.(2)	91,136	240,188
Eveready Industries India Ltd.	9,278	30,860
Everest Industries Ltd.	1,312	5,258
Everest Kanto Cylinder Ltd.	12,621	15,643
Excel Industries Ltd.	1,451	14,176
Exide Industries Ltd.	50,863	206,989
FDC Ltd.	1,453	6,192
Fedbank Financial Services Ltd.(2)	21,001	35,721
Federal Bank Ltd.	249,215	757,558
Federal-Mogul Goetze India Ltd.(2)	5,784	25,543
FIEM Industries Ltd.	3,723	87,881
Filatex India Ltd.	43,459	20,908
Fine Organic Industries Ltd.	1,901	92,592
Fineotex Chemical Ltd.	59,570	25,103
Finolex Cables Ltd.	7,205	86,211
Finolex Industries Ltd.	51,489	101,030
Five-Star Business Finance Ltd.	27,693	129,740
Force Motors Ltd.	1,521	311,413
Fortis Healthcare Ltd.	12,310	120,253

FSN E-Commerce Ventures Ltd.(2)	26,306	72,357
G R Infraprojects Ltd.	4,953	46,838
Gabriel India Ltd.	10,034	116,106
GAIL India Ltd.	247,260	427,997
Galaxy Surfactants Ltd.	260	4,911
Ganesha Ecosphere Ltd.	2,736	26,598
Garware Technical Fibres Ltd.	8,469	58,764
Gateway Distriparks Ltd.	25,998	15,317
GE Vernova T&D India Ltd.	9,606	521,280
Geojit Financial Services Ltd.	25,322	19,432
GHCL Ltd.	11,424	54,651
GHCL Textiles Ltd.	5,163	5,206
GIC Housing Finance Ltd.	7,865	12,337
Gillette India Ltd.	1,040	87,759
Gland Pharma Ltd.	3,180	75,257
GlaxoSmithKline Pharmaceuticals Ltd.	3,461	80,492
Glenmark Pharmaceuticals Ltd.	5,271	126,177
Global Health Ltd.	6,568	82,172
Globus Spirits Ltd.	1,530	13,920
GM Breweries Ltd.	2,182	21,307
GMM Pfaudler Ltd.	5,881	47,425
GMR Airports Ltd.(2)	115,370	121,858
GNA Axles Ltd.	1,572	6,127
Go Fashion India Ltd.(2)	1,423	4,722
Godawari Power & Ispat Ltd.	63,770	193,163
Godrej Agrovet Ltd.	8,470	51,352
Godrej Consumer Products Ltd.	6,465	70,011
Godrej Properties Ltd.(2)	3,460	64,188
Gokul Agro Resources Ltd.(2)	34,108	82,275
Granules India Ltd.	39,191	319,015
Graphite India Ltd.	10,458	80,104
Grasim Industries Ltd.	12,195	400,568
Great Eastern Shipping Co. Ltd.	29,918	446,692
Greaves Cotton Ltd.	35,619	68,142
Greenpanel Industries Ltd.(2)	7,398	14,447
Greenply Industries Ltd.	13,704	35,803
Grindwell Norton Ltd.	1,853	35,894
Gujarat Alkalies & Chemicals Ltd.	3,254	23,293
Gujarat Ambuja Exports Ltd.	30,364	49,471
Gujarat Fluorochemicals Ltd.	757	28,887
Gujarat Gas Co. Ltd.(2)	48,859	206,275
Gujarat Industries Power Co. Ltd.	9,040	15,713
Gujarat Mineral Development Corp. Ltd.	9,795	69,054
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	67,298
Gujarat Pipavav Port Ltd.	79,486	131,625
Gujarat State Fertilizers & Chemicals Ltd.	38,670	66,324
Gulf Oil Lubricants India Ltd.	5,694	58,284
Hathway Cable & Datacom Ltd.(2)	53,179	6,040
Havells India Ltd.	19,258	238,592
HCL Technologies Ltd.	75,792	946,905
HDFC Asset Management Co. Ltd.	19,482	548,256
HDFC Bank Ltd.	451,459	3,538,979
HDFC Life Insurance Co. Ltd.	28,671	179,493
HEG Ltd.	12,544	74,882
HeidelbergCement India Ltd.	18,473	30,651

Heritage Foods Ltd.	14,642	49,421
Hero MotoCorp Ltd.	15,685	809,102
Hexaware Technologies Ltd.	22,746	121,872
HFCL Ltd.	116,692	221,028
HG Infra Engineering Ltd.	4,795	29,387
Hikal Ltd.	6,930	14,239
Himadri Speciality Chemical Ltd., ADR	30,894	197,134
Himatsingka Seide Ltd.	16,480	13,397
Hindalco Industries Ltd.	156,150	1,851,487
Hinduja Global Solutions Ltd.(2)	630	2,739
Hindustan Aeronautics Ltd.	4,725	213,986
Hindustan Oil Exploration Co. Ltd.(2)	12,291	20,814
Hindustan Petroleum Corp. Ltd.	173,666	719,456
Hindustan Unilever Ltd.	38,421	870,525
Hitachi Energy India Ltd.	989	400,037
HI-Tech Pipes Ltd.	26,394	24,074
Home First Finance Co. India Ltd.	3,285	36,818
Honda India Power Products Ltd.	797	19,846
Housing & Urban Development Corp. Ltd.	16,313	34,932
Huhtamaki India Ltd.	5,133	8,815
I G Petrochemicals Ltd.	1,499	6,696
ICICI Bank Ltd., ADR	146,987	3,855,469
ICICI Lombard General Insurance Co. Ltd.	10,933	206,200
ICICI Prudential Life Insurance Co. Ltd.	13,287	70,458
IDFC First Bank Ltd.	549,216	412,003
IFCI Ltd.(2)	52,682	37,989
IIFL Capital Services Ltd.	43,723	157,028
IIFL Finance Ltd.	71,101	349,267
India Cements Ltd.(2)	19,560	78,893
India Glycols Ltd.	9,348	95,934
India Shelter Finance Corp. Ltd.	4,329	34,794
Indiabulls Ltd.(2)	147,414	32,503
IndiaMart InterMesh Ltd.	6,771	143,622
Indian Bank	32,035	280,747
Indian Energy Exchange Ltd.	109,007	147,311
Indian Hotels Co. Ltd.	34,514	237,670
Indian Hume Pipe Co. Ltd.	4,662	15,263
Indian Metals & Ferro Alloys Ltd.	5,733	87,270
Indian Oil Corp. Ltd.	271,128	400,053
Indian Railway Catering & Tourism Corp. Ltd.	9,660	51,808
Indian Renewable Energy Development Agency Ltd.	32,696	45,857
IndiGrid Infrastructure Trust	26,544	47,896
Indo Count Industries Ltd.	10,682	35,038
Indraprastha Gas Ltd.	55,046	92,957
Indraprastha Medical Corp. Ltd.	16,933	67,765
Indus Towers Ltd.(2)	197,781	920,556
IndusInd Bank Ltd.(2)	74,180	713,515
Info Edge India Ltd.	19,177	200,743
Infosys Ltd., ADR(1)	256,985	3,250,860
Ingersoll Rand India Ltd.	565	25,887
INOX India Ltd.	5,441	85,509
Intellect Design Arena Ltd.	14,395	108,854
InterGlobe Aviation Ltd.	13,896	642,928
IOL Chemicals & Pharmaceuticals Ltd.	29,965	40,630
ION Exchange India Ltd.	5,549	21,126

Ipca Laboratories Ltd.	6,396	102,592
IRB Infrastructure Developers Ltd.	671,280	149,785
IRCON International Ltd.	39,977	57,563
ISGEC Heavy Engineering Ltd.	10,220	100,030
J Kumar Infraprojects Ltd.	6,357	33,670
Jagran Prakashan Ltd.(2)	9,956	7,846
Jai Balaji Industries Ltd.(2)	26,950	20,523
Jai Corp. Ltd.	9,007	10,990
Jain Irrigation Systems Ltd.(2)	59,660	18,738
Jaiprakash Associates Ltd.(2)	47,432	1,208
Jaiprakash Power Ventures Ltd.(2)	699,678	160,998
Jammu & Kashmir Bank Ltd.	137,703	203,467
Jamna Auto Industries Ltd.	70,951	95,284
Jana Small Finance Bank Ltd.(2)	4,815	25,101
Jash Engineering Ltd.	5,310	22,498
Jayaswal NECO Industries Ltd.(2)	118,038	127,027
JB Chemicals & Pharmaceuticals Ltd.	14,139	322,468
JBM Auto Ltd.	10,148	66,321
Jeena Sikho Lifecare Ltd.	7,131	46,111
Jindal Drilling & Industries Ltd.	2,127	13,280
Jindal Poly Films Ltd.	1,475	10,536
Jindal Saw Ltd.	53,281	138,530
Jindal Stainless Ltd.	56,432	406,865
Jindal Steel Ltd.	58,598	744,887
Jio Financial Services Ltd.	191,278	481,022
JK Cement Ltd.	4,664	253,533
JK Lakshmi Cement Ltd.	14,332	89,052
JK Paper Ltd.	25,337	98,387
JK Tyre & Industries Ltd.	22,186	95,157
JM Financial Ltd.	103,344	141,719
JSW Energy Ltd.	42,000	262,917
JSW Steel Ltd.	21,879	294,313
Jubilant Foodworks Ltd.	22,574	101,631
Jubilant Ingrevia Ltd.	12,275	83,506
Jubilant Pharmova Ltd.	10,537	110,293
Just Dial Ltd.(2)	979	5,405
Jyoti Structures Ltd.(2)	168,125	22,945
Kajaria Ceramics Ltd.	16,006	180,915
Kalpataru Projects International Ltd.	13,804	189,773
Kalyan Jewellers India Ltd.	4,962	18,534
Kalyani Steels Ltd.	2,407	20,928
Kansai Nerolac Paints Ltd.	14,918	34,231
Karnataka Bank Ltd.	55,284	156,770
Karur Vysya Bank Ltd.	129,112	392,230
Kaveri Seed Co. Ltd.	5,784	52,680
KCP Ltd.	19,748	34,194
KEC International Ltd.	37,089	195,293
KEI Industries Ltd.	2,594	143,783
Kellton Tech Solutions Ltd.(2)	38,405	6,723
Kennametal India Ltd.	279	8,542
Kfin Technologies Ltd.	7,063	63,720
Kiri Industries Ltd.(2)	8,250	35,768
Kirloskar Brothers Ltd.	4,041	69,436
Kirloskar Ferrous Industries Ltd.	11,193	51,188
Kirloskar Oil Engines Ltd.	20,773	421,603

Kirloskar Pneumatic Co. Ltd.	4,084	67,614
KNR Constructions Ltd.	38,774	51,733
Kolte-Patil Developers Ltd.(2)	1,397	5,391
Kopran Ltd.	1,454	3,156
Kotak Mahindra Bank Ltd.	339,630	1,373,108
KPIT Technologies Ltd.	15,137	123,112
KPR Mill Ltd.	12,137	123,336
KRBL Ltd.	8,855	32,580
Krishna Institute of Medical Sciences Ltd.(2)	29,624	236,459
Kwality Wall's India Ltd.(2)	183,808	52,215
L&T Finance Ltd.	165,563	499,341
L&T Technology Services Ltd.	955	34,527
LA Opala RG Ltd.	4,256	8,029
Larsen & Toubro Ltd.	24,156	1,037,132
Laurus Labs Ltd.	3,468	49,688
Laxmi Organic Industries Ltd.	22,759	35,461
LG Balakrishnan & Bros Ltd.	4,509	71,775
LIC Housing Finance Ltd.	73,079	409,955
Lincoln Pharmaceuticals Ltd.	1,473	9,810
Linde India Ltd.	348	26,380
Lloyds Metals & Energy Ltd.(2)	10,764	204,088
Lodha Developers Ltd.	10,590	104,524
LT Foods Ltd.	21,706	89,484
LTM Ltd.	5,066	217,153
Lupin Ltd.	17,797	424,421
LUX Industries Ltd.	1,558	22,641
Mahanagar Gas Ltd.	15,132	174,319
Maharashtra Scooters Ltd.	356	47,810
Maharashtra Seamless Ltd.	14,871	97,178
Mahindra & Mahindra Financial Services Ltd.	85,818	274,056
Mahindra & Mahindra Ltd.	37,941	1,215,574
Mahindra Holidays & Resorts India Ltd.(2)	11,646	26,753
Mahindra Logistics Ltd.	10,307	37,106
Maithan Alloys Ltd.	2,266	24,437
Malco Energy Ltd.(2)	164,536	17
Man Industries India Ltd.(2)	5,700	30,006
Man Infraconstruction Ltd.	17,927	21,773
Manali Petrochemicals Ltd.	9,199	5,806
Manappuram Finance Ltd.	161,805	554,414
Mangalam Cement Ltd.	4,384	38,202
Mankind Pharma Ltd.	8,430	210,748
Marico Ltd.	34,196	295,637
Marksans Pharma Ltd.	42,291	109,458
Maruti Suzuki India Ltd.	4,220	582,754
MAS Financial Services Ltd.	4,887	15,893
Matrimony.com Ltd.	293	1,303
Max Financial Services Ltd.(2)	25,739	453,472
Max Healthcare Institute Ltd.	18,740	190,316
Mayur Uniquoters Ltd.	3,364	26,697
Mazagon Dock Shipbuilders Ltd.	4,276	110,519
Medplus Health Services Ltd.(2)	19,395	182,633
Meghmani Organics Ltd.(2)	29,589	15,183
Metropolis Healthcare Ltd.	4,076	23,809
Minda Corp. Ltd.	18,757	123,236
Mirza International Ltd.(2)	9,808	3,328

MOIL Ltd.	21,352	66,813
Monarch Networth Capital Ltd.	327	1,156
Motherson Sumi Wiring India Ltd.	235,813	96,661
Motilal Oswal Financial Services Ltd.	33,965	314,260
Mphasis Ltd.	18,792	450,015
MRF Ltd.	329	427,233
Mrs Bectors Food Specialities Ltd.	7,485	13,523
MSTC Ltd.	4,216	19,537
Multi Commodity Exchange of India Ltd.	14,890	463,323
Muthoot Finance Ltd.	15,724	553,824
Narayana Hrudayalaya Ltd.	15,781	314,517
Natco Pharma Ltd.	27,175	290,437
National Aluminium Co. Ltd.	175,175	783,130
National Fertilizers Ltd.	36,922	29,526
National Securities Depository Ltd.	2,927	24,965
Nava Ltd.	43,208	269,426
Navin Fluorine International Ltd.	2,399	179,849
NBCC India Ltd.	34,016	35,944
NCC Ltd.	143,186	228,913
NESCO Ltd.	1,414	17,456
Nestle India Ltd.	39,755	594,499
Network18 Media & Investments Ltd.(2)	137,865	45,276
Neuland Laboratories Ltd.	759	136,448
Newgen Software Technologies Ltd.	7,611	35,475
NHPC Ltd.	302,330	250,954
NIIT Learning Systems Ltd.	7,767	16,939
NIIT Ltd.	9,326	6,669
Nippon Life India Asset Management Ltd.	20,520	237,504
Nitin Spinners Ltd.	9,804	50,448
NLC India Ltd.	92,914	339,801
NMDC Ltd.	537,979	498,303
NMDC Steel Ltd.(2)	167,794	78,774
NOCIL Ltd.	17,520	30,977
Northern Arc Capital Ltd.(2)	26,311	77,968
NTPC Ltd.	314,700	1,281,288
Nucleus Software Exports Ltd.	1,557	12,552
Nuvama Wealth Management Ltd.	15,600	255,266
Oberoi Realty Ltd.	9,619	172,796
Oil & Natural Gas Corp. Ltd.	270,546	755,980
Oil India Ltd.	89,978	451,049
One 97 Communications Ltd.(2)	18,464	217,508
OnMobile Global Ltd.(2)	3,493	1,885
Oracle Financial Services Software Ltd.	3,204	336,586
Orient Cement Ltd.	10,027	14,930
Orient Electric Ltd.	31,070	61,601
Orient Green Power Co. Ltd.(2)	182,034	22,079
Page Industries Ltd.	613	246,347
Paisalo Digital Ltd.	163,997	89,041
Panama Petrochem Ltd.	4,381	15,148
Paradeep Phosphates Ltd.	139,495	184,814
Patel Engineering Ltd.(2)	59,060	17,088
PB Fintech Ltd.(2)	18,169	325,428
PC Jeweller Ltd.(2)	244,100	24,656
Pennar Industries Ltd.(2)	21,103	36,227
Persistent Systems Ltd.	7,627	417,575

Petronet LNG Ltd.	202,416	577,406
Phoenix Mills Ltd.	9,365	174,551
PI Industries Ltd.	8,669	253,138
Pidilite Industries Ltd.	15,580	243,388
Piramal Finance Ltd.(2)	14,151	286,902
Piramal Pharma Ltd.	50,878	92,494
PIX Transmissions Ltd.	2,307	37,777
PNB Housing Finance Ltd.	38,262	414,685
PNC Infratech Ltd.	17,907	38,610
Pokarna Ltd.	3,522	29,684
Polycab India Ltd.	1,929	192,414
Polyplex Corp. Ltd.	3,736	36,455
Power Finance Corp. Ltd.	225,510	1,016,822
Power Grid Corp. of India Ltd.	301,760	922,726
Power Mech Projects Ltd.	1,510	39,678
Prakash Industries Ltd.	29,875	46,577
Prakash Pipes Ltd.	3,503	7,648
Precision Camshafts Ltd.	8,326	13,465
Precision Wires India Ltd.	19,800	87,568
Prestige Estates Projects Ltd.	8,021	115,563
Pricol Ltd.	15,569	92,012
Prince Pipes & Fittings Ltd.	10,830	29,874
Prism Johnson Ltd.(2)	20,331	25,732
Privi Speciality Chemicals Ltd.	2,429	83,157
Prudent Corporate Advisory Services Ltd.	1,266	36,222
PSP Projects Ltd.(2)	2,983	26,867
PTC India Ltd.	56,480	108,820
Pudumjee Paper Products Ltd.	10,757	9,178
Punjab National Bank	135,752	151,518
PVR Inox Ltd.(2)	8,306	84,141
Quess Corp. Ltd.	3,069	6,751
Radico Khaitan Ltd.	2,607	96,557
Rail Vikas Nigam Ltd.	19,205	49,645
Railtel Corp. of India Ltd.	30,216	100,223
Rainbow Children's Medicare Ltd.	10,147	147,271
Rajesh Exports Ltd.(2)	5,055	6,296
Rallis India Ltd.	2,331	5,958
Ram Ratna Wires Ltd.	3,555	15,915
Ramco Cements Ltd.	28,996	265,883
Ramco Industries Ltd.	5,549	17,149
Ramkrishna Forgings Ltd.	14,795	88,133
Ramky Infrastructure Ltd.(2)	5,433	25,574
Rashtriya Chemicals & Fertilizers Ltd.	39,385	53,214
Ratnamani Metals & Tubes Ltd.	2,566	68,944
RattanIndia Power Ltd.(2)	123,095	12,768
Raymond Lifestyle Ltd.(2)	1	7
Raymond Ltd.(2)	7,599	43,197
Raymond Realty Ltd.(2)	7,599	44,889
RBL Bank Ltd.	83,585	303,623
REC Ltd.	213,754	759,481
Redington Ltd.	87,916	207,760
Relaxo Footwears Ltd.	466	1,694
Reliance Industrial Infrastructure Ltd.	626	4,955
Reliance Industries Ltd., GDR	91,743	5,131,321
Reliance Infrastructure Ltd.(2)	38,258	25,806

Reliance Power Ltd.(2)	508,308	147,704
Religare Enterprises Ltd.(2)	31,562	78,898
Repco Home Finance Ltd.	8,841	35,688
Rico Auto Industries Ltd.	24,063	30,134
RITES Ltd.	30,402	64,688
Rolex Rings Ltd.(2)	42,496	62,827
RPG Life Sciences Ltd.	1,162	27,204
Rupa & Co. Ltd.	2,495	4,058
SAMHI Hotels Ltd.(2)	44,634	77,616
Sammaan Capital Ltd.(2)	107,910	201,184
Samvardhana Motherson International Ltd.	357,282	547,607
Sandhar Technologies Ltd.	3,964	28,133
Sandur Manganese & Iron Ores Ltd.	37,685	89,734
Sanghvi Movers Ltd.	7,262	27,813
Sanofi India Ltd.	976	31,814
Sansera Engineering Ltd.	5,605	168,617
Sapphire Foods India Ltd.(2)	33,682	64,091
Sarda Energy & Minerals Ltd.	24,382	131,342
Saregama India Ltd.	20,439	91,200
Satin Creditcare Network Ltd.(2)	6,422	14,714
SBFC Finance Ltd.(2)	116,403	115,615
SBI Cards & Payment Services Ltd.	35,104	230,652
SBI Life Insurance Co. Ltd.	11,654	224,497
Schaeffler India Ltd.	875	37,970
Schneider Electric Infrastructure Ltd.(2)	4,184	57,631
SEAMEC Ltd.(2)	2,359	40,079
SG Finserve Ltd.(2)	4,108	24,506
Sharda Cropchem Ltd.	9,132	86,874
Share India Securities Ltd.	16,719	24,291
Shipping Corp. of India Land & Assets Ltd.	5,563	2,661
Shipping Corp. of India Ltd.	36,362	111,837
Shivalik Bimetal Controls Ltd.	5,403	42,101
Shoppers Stop Ltd.(2)	2,091	7,795
Shree Cement Ltd.	961	255,741
Shree Renuka Sugars Ltd.(2)	13,699	3,294
Shriram Finance Ltd.	162,950	1,624,317
Shriram Pistons & Rings Ltd.	2,729	97,333
Shyam Metalics & Energy Ltd.	15,545	159,355
Siemens Energy India Ltd.	2,965	120,846
Siemens Ltd.(2)	2,965	119,920
Siyaram Silk Mills Ltd.	3,903	23,547
SJS Enterprises Ltd.	3,776	83,522
SKF India Industrial Ltd.(2)	3,332	75,825
SKF India Ltd.	3,332	57,482
SMC Global Securities Ltd.	20,728	13,426
Sobha Ltd.	9,655	144,091
Solar Industries India Ltd.	1,815	348,570
Solara Active Pharma Sciences Ltd.(2)	3,164	17,733
South Indian Bank Ltd.	308,995	134,648
Southern Petrochemical Industries Corp. Ltd.	17,726	12,894
Spandana Sphoorty Financial Ltd.(2)	2,425	6,418
Spandana Sphoorty Financial Ltd.(2)	591	762
SpiceJet Ltd.(2)	31,227	4,187
SPML Infra Ltd.(2)	4,669	10,202
SRF Ltd.	8,805	251,476

Star Cement Ltd.	27,251	62,490
State Bank of India, GDR	13,077	1,325,196
Steel Strips Wheels Ltd.	10,643	22,597
Sterling & Wilson Renewable(2)	39,670	78,390
Sterling Tools Ltd.	6,076	15,032
Sterlite Technologies Ltd.(2)	13,985	78,954
STL Networks Ltd.(2)	13,985	4,474
Stove Kraft Ltd.	4,034	26,010
Sudarshan Chemical Industries Ltd.	8,677	85,670
Sula Vineyards Ltd.	5,406	8,941
Sumitomo Chemical India Ltd.	4,396	23,198
Sun Pharmaceutical Industries Ltd.	30,085	569,385
Sun TV Network Ltd.	24,227	127,921
Sundaram Finance Ltd.	4,110	181,262
Sundram Fasteners Ltd.	6,323	57,247
Sunflag Iron & Steel Co. Ltd.	6,118	24,058
Sunteck Realty Ltd.	3,995	12,012
Supreme Industries Ltd.	4,667	174,298
Supreme Petrochem Ltd.	13,676	95,870
Supriya Lifescience Ltd.	3,290	33,521
Surya Roshni Ltd.	20,466	50,679
Suryoday Small Finance Bank Ltd.(2)	13,374	23,001
Suzlon Energy Ltd.(2)	682,209	408,966
Swan Corp. Ltd.	3,528	12,227
Swaraj Engines Ltd.	1,257	50,655
Symphony Ltd.	4,843	35,486
Syngene International Ltd.	24,696	114,856
TAJGVK Hotels & Resorts Ltd.	4,746	17,296
Talwandi Sabo Power Ltd.(2)	164,536	17
Tamil Nadu Newsprint & Papers Ltd.	7,235	11,310
Tamilnad Mercantile Bank Ltd.	6,779	49,357
Tamilnadu Petroproducts Ltd.	7,021	6,572
Tanla Platforms Ltd.	11,719	64,740
Tata Chemicals Ltd.	18,243	145,495
Tata Communications Ltd.	12,690	262,499
Tata Consultancy Services Ltd.	55,232	1,313,911
Tata Consumer Products Ltd.	10,750	133,353
Tata Elxsi Ltd.	5,109	231,000
Tata Investment Corp. Ltd.	16,030	116,351
Tata Motors Ltd./new(2)	132,439	528,720
Tata Motors Passenger Vehicles Ltd.	280,964	1,164,205
Tata Power Co. Ltd.	198,115	877,246
Tata Steel Ltd.	787,907	1,726,677
Tata Technologies Ltd.	34,517	256,608
Tata Teleservices Maharashtra Ltd.(2)	18,159	8,183
TCI Express Ltd.	457	2,362
TeamLease Services Ltd.(2)	194	2,823
Tech Mahindra Ltd.	58,736	918,888
Techno Electric & Engineering Co. Ltd.	9,439	107,222
Tejas Networks Ltd.	5,272	28,882
Thermax Ltd.	5,021	263,582
Thirumalai Chemicals Ltd.(2)	10,204	22,047
Thyrocare Technologies Ltd.	9,510	50,646
Time Technoplast Ltd.	24,064	44,205
Timken India Ltd.	1,290	49,310

Tips Music Ltd.	8,489	59,253
Titan Co. Ltd.	9,629	412,681
Torrent Pharmaceuticals Ltd.	9,046	419,914
Torrent Power Ltd.	13,079	195,447
Tourism Finance Corp. of India Ltd.	82,910	63,733
Transformers & Rectifiers India Ltd.(2)	26,960	90,932
TransIndia Real Estate Ltd.(2)	9,782	2,632
Transport Corp. of India Ltd.	1,642	15,895
Trent Ltd.	5,307	235,783
Trident Ltd.	276,362	69,893
Triveni Engineering & Industries Ltd.	12,778	50,639
TTK Prestige Ltd.	2,696	15,311
Tube Investments of India Ltd.	4,500	148,731
TV Today Network Ltd.	2,282	2,776
TVS Motor Co. Ltd.	3,946	139,346
TVS Motor Co. Ltd., Preference Shares(2)	15,784	1,720
Uflex Ltd.	10,549	47,072
Ujjivan Small Finance Bank Ltd.(2)	138,471	79,304
UltraTech Cement Ltd.	3,742	452,063
Union Bank of India Ltd.	193,333	341,543
United Spirits Ltd.	20,164	269,446
UNO Minda Ltd.	9,825	113,868
UPL Ltd.	45,604	309,427
Usha Martin Ltd.	23,690	126,155
UTI Asset Management Co. Ltd.	11,828	117,106
Vaibhav Global Ltd.	1,025	2,400
Valiant Organics Ltd.(2)	1,671	5,216
Vardhman Textiles Ltd.	23,963	145,423
Varroc Engineering Ltd.	8,583	51,063
Varun Beverages Ltd.	62,524	347,234
Vedant Fashions Ltd.	5,139	22,079
Vedanta Aluminium Metal Ltd.(2)	164,536	838,441
Vedanta Iron & Steel Ltd.(2)	164,536	17
Vedanta Ltd.	241,217	895,197
Veedol Corp. Ltd.	360	5,449
Venky's India Ltd.	1,284	19,652
V-Guard Industries Ltd.	23,507	75,828
Vijaya Diagnostic Centre Ltd.	7,454	102,599
Vimta Labs Ltd.	4,634	22,908
Vinati Organics Ltd.	654	8,954
VIP Industries Ltd.(2)	11,408	35,940
Vishal Mega Mart Ltd.(2)	27,841	35,628
Vishnu Chemicals Ltd.	3,320	20,222
VL E-Governance & IT Solutions Ltd.(2)	10,240	1,550
V-Mart Retail Ltd.(2)	8,056	56,518
Vodafone Idea Ltd.(2)	921,168	135,673
Voltamp Transformers Ltd.	1,361	136,071
Voltas Ltd.	5,043	66,104
VRL Logistics Ltd.	12,044	29,621
WAAREE Energies Ltd.	9,279	306,587
Waaree Renewable Technologies Ltd.(2)	6,727	68,902
Welspun Corp. Ltd.	23,565	341,180
Welspun Enterprises Ltd.	14,136	76,922
Welspun Living Ltd.	41,434	60,088
West Coast Paper Mills Ltd.	5,873	30,639

Westlife Foodworld Ltd.	3,809	18,027
Wheels India Ltd.	4,025	66,694
Windlas Biotech Ltd.	1,983	17,382
Wipro Ltd., ADR(1)	224,363	529,497
Wonderla Holidays Ltd.	1,940	9,689
Yes Bank Ltd.(2)	1,931,402	470,538
Zee Entertainment Enterprises Ltd.	190,669	186,727
Zensar Technologies Ltd.	22,776	118,621
Zydus Lifesciences Ltd.	30,213	342,402
		136,533,305
Indonesia — 0.7%
ABM Investama Tbk. PT	109,100	14,653
Adaro Andalan Indonesia PT	480,633	226,397
Adhi Karya Persero Tbk. PT(2)	245,413	2,306
Adi Sarana Armada Tbk. PT	73,600	2,636
Agung Podomoro Land Tbk. PT(2)	80,200	669
Alam Sutera Realty Tbk. PT(2)	2,581,000	16,743
Alamtri Minerals Indonesia Tbk. PT	1,405,900	120,196
Alamtri Resources Indonesia Tbk. PT	2,428,500	312,468
Amman Mineral Internasional PT(2)	313,800	57,998
Aneka Tambang Tbk. PT	921,400	149,984
Astra Agro Lestari Tbk. PT	40,600	14,718
Astra International Tbk. PT	1,890,700	529,612
Astra Otoparts Tbk. PT	140,800	19,934
Bank BTPN Syariah Tbk. PT	433,300	22,567
Bank Central Asia Tbk. PT	1,546,200	494,078
Bank China Construction Bank Indonesia Tbk. PT(2)	357,900	1,382
Bank Mandiri Persero Tbk. PT	2,793,500	637,884
Bank Negara Indonesia Persero Tbk. PT	1,089,600	225,489
Bank Pan Indonesia Tbk. PT	266,100	14,086
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	10,628
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,304
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	564,638
Bank Syariah Indonesia Persero Tbk. PT	68,639	7,607
Bank Tabungan Negara Persero Tbk. PT(2)	736,545	52,348
Barito Pacific Tbk. PT(2)	799,015	86,637
BFI Finance Indonesia Tbk. PT	1,086,800	41,959
Blue Bird Tbk. PT	139,500	12,146
Buana Lintas Lautan Tbk. PT(2)	553,700	11,963
Bukalapak.com Tbk. PT(2)	8,500,100	57,987
Bukit Asam Persero Tbk. PT	883,100	137,428
Buma Internasional Grup Tbk. PT(2)	1,482,300	17,261
Bumi Resources Minerals Tbk. PT(2)	5,563,500	185,116
Bumi Resources Tbk. PT(2)	6,997,500	65,752
Bumi Serpong Damai Tbk. PT(2)	732,100	25,820
Chandra Asri Pacific Tbk. PT	151,800	15,221
Charoen Pokphand Indonesia Tbk. PT	239,100	57,116
Ciputra Development Tbk. PT	1,125,200	40,639
Cisarua Mountain Dairy Tbk. PT	64,600	17,475
Dharma Polimetal Tbk. PT	280,300	15,291
Dharma Satya Nusantara Tbk. PT	1,502,300	100,068
Dian Swastatika Sentosa Tbk. PT(2)	1,217,500	33,475
Elang Mahkota Teknologi Tbk. PT	3,179,300	109,484
Elnusa Tbk. PT	960,900	32,821
Energi Mega Persada Tbk. PT(2)	3,988,800	301,795

ESSA Industries Indonesia Tbk. PT(2)	1,274,800	47,743
Gajah Tunggal Tbk. PT	529,400	36,000
Global Mediacom Tbk. PT(2)	881,800	6,170
GoTo Gojek Tokopedia Tbk. PT(2)	9,758,100	27,338
Indah Kiat Pulp & Paper Tbk. PT	444,500	190,707
Indika Energy Tbk. PT(2)	1,364,500	174,205
Indo Tambangraya Megah Tbk. PT	88,900	109,885
Indocement Tunggal Prakarsa Tbk. PT	101,100	27,705
Indofood CBP Sukses Makmur Tbk. PT	52,300	20,796
Indofood Sukses Makmur Tbk. PT	147,200	57,056
Indosat Tbk. PT	412,000	49,820
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	21,525
Japfa Comfeed Indonesia Tbk. PT	1,115,500	153,056
Jasa Marga Persero Tbk. PT(2)	201,300	33,912
Kalbe Farma Tbk. PT	887,100	38,238
Kawasan Industri Jababeka Tbk. PT	2,945,700	20,452
Lippo Karawaci Tbk. PT(2)	5,142,600	19,861
Malindo Feedmill Tbk. PT	13,400	623
Map Aktif Adiperkasa PT	1,832,300	65,692
Mark Dynamics Indonesia Tbk. PT	299,900	13,337
MDS Retailing Tbk. PT	145,500	13,026
Medco Energi Internasional Tbk. PT	1,380,640	93,100
Media Nusantara Citra Tbk. PT(2)	1,273,900	15,118
Medikaloka Hermina Tbk. PT	864,500	45,694
Merdeka Copper Gold Tbk. PT(2)	237,551	34,455
Mitra Adiperkasa Tbk. PT	1,722,400	144,083
Mitra Keluarga Karyasehat Tbk. PT	115,400	10,451
Mitra Pinasthika Mustika Tbk. PT	157,800	10,017
MNC Tourism Indonesia Tbk. PT(2)	4,059,500	21,364
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	62,699
Pakuwon Jati Tbk. PT	1,083,400	17,576
Panin Financial Tbk. PT(2)	1,773,800	23,613
Perusahaan Gas Negara Persero Tbk. PT	899,200	91,880
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	44,053
PP Persero Tbk. PT(2)	159,800	1,810
Puradelta Lestari Tbk. PT(2)	105,100	917
Rimo International Lestari Tbk. PT(2)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,390
Samator Indo Gas Tbk. PT	86,700	13,279
Samudera Indonesia Tbk. PT	1,064,000	17,879
Sarana Menara Nusantara Tbk. PT	1,772,400	37,664
Sawit Sumbermas Sarana Tbk. PT	1,100	43
Selamat Sempurna Tbk. PT	231,100	22,049
Semen Indonesia Persero Tbk. PT	508,407	48,120
Siloam International Hospitals Tbk. PT(2)	246,200	32,555
Sri Rejeki Isman Tbk. PT(2)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	6,465
Sumber Alfaria Trijaya Tbk. PT	1,598,700	102,818
Sumber Tani Agung Resources Tbk. PT	174,800	9,782
Summarecon Agung Tbk. PT	1,703,100	27,265
Surya Semesta Internusa Tbk. PT	2,414,900	226,148
Telkom Indonesia Persero Tbk. PT, ADR	47,167	774,482
Temas Tbk. PT(2)	1,259,000	8,315
Timah Tbk. PT	751,000	135,113
Triputra Agro Persada PT	1,607,900	136,597

Tunas Baru Lampung Tbk. PT	24,900	878
Unilever Indonesia Tbk. PT	696,500	66,641
United Tractors Tbk. PT	215,300	276,273
Vale Indonesia Tbk. PT(2)	352,064	93,068
Waskita Karya Persero Tbk. PT(2)	384,292	—
Wijaya Karya Persero Tbk. PT(2)	437,400	—
XLSMART Telecom Sejahtera Tbk. PT	1,036,895	164,286
		8,812,866
Kuwait — 0.5%
A'ayan Leasing & Investment Co. KSCP	164,186	146,446
A'ayan Real Estate Co. SAK	72,762	39,020
Agility Public Warehousing Co. KSCC	487,694	210,216
Al Ahli Bank of Kuwait KSCP	363,907	325,689
Ali Alghanim Sons Automotive Co. KSCC	14,264	46,370
Beyout Holding Co. KPSC	30,250	34,337
Boubyan Bank KSCP	45,545	96,377
Boubyan Petrochemicals Co. KSCP	32,700	69,587
Boursa Kuwait Securities Co. KPSC	5,540	54,993
Burgan Bank SAK	116,444	73,715
Combined Group Contracting Co. SAK	16,181	49,703
Commercial Real Estate Co. KSC	156,264	88,752
First Investment Co. KSCP(2)	137,126	56,815
Gulf Bank KSCP	113,496	128,435
Heavy Engineering & Ship Building Co. KSCP	10,430	24,431
Humansoft Holding Co. KSC	14,280	109,811
KAMCO Investment Co. KSC	52,544	32,392
Kuwait Finance House KSCP	664,098	1,673,454
Kuwait Financial Centre SAK	89,201	40,307
Kuwait International Bank KSCP	197,355	170,237
Kuwait Telecommunications Co.	72,141	153,882
Mabanee Co. KPSC	46,223	147,069
Mobile Telecommunications Co. KSCP	223,319	430,996
National Bank of Kuwait SAKP	548,194	1,506,226
National Industries Co. KSC	5,263	4,683
National Industries Group Holding SAK	131,597	100,473
National Investments Co. KSCP	137,034	114,674
Noor Financial Investment Co. KSC	14,871	19,629
Salhia Real Estate Co. KSCP	121,481	151,998
Sokouk Holding Co. KSCP(2)	116,043	31,316
United Real Estate Co. SAKP(2)	147,257	128,151
Warba Bank KSCP	110,010	99,075
		6,359,259
Malaysia — 1.3%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,499
Aeon Co. M Bhd.	118,600	31,690
AEON Credit Service M Bhd.	1,000	1,504
AFFIN Bank Bhd.	91,305	54,816
Alliance Bank Malaysia Bhd.(1)	196,705	231,712
AMMB Holdings Bhd.	334,300	546,094
Ann Joo Resources Bhd.(2)	20,750	2,879
Astro Malaysia Holdings Bhd.(2)	23,800	390
Axiata Group Bhd.(1)	287,200	144,838
Bank Islam Malaysia Bhd.	90,700	50,314
Berjaya Corp. Bhd.(2)	871,449	53,941
Berjaya Food Bhd.(2)	32,373	1,590

Bumi Armada Bhd.(1)	953,700	78,228
Bursa Malaysia Bhd.	31,300	69,449
Cahya Mata Sarawak Bhd.	168,500	47,997
Carlsberg Brewery Malaysia Bhd.	7,800	33,797
CELCOMDIGI Bhd.(1)	257,700	198,317
CIMB Group Holdings Bhd.	672,850	1,268,770
Coastal Contracts Bhd.	3,400	1,168
CSC Steel Holdings Bhd.	18,100	6,621
Cypark Resources Bhd.(2)	15,400	2,663
Dagang NeXchange Bhd.(2)	779,600	63,178
Dayang Enterprise Holdings Bhd.	67,300	30,539
Dialog Group Bhd.	69,000	34,642
DRB-Hicom Bhd.	155,700	42,416
Dufu Technology Corp. Bhd.	43,100	21,915
Eastern & Oriental Bhd.	140,400	27,969
Econpile Holdings Bhd.(2)	5,500	201
EG Industries Bhd.	65,200	28,170
Ekovest Bhd.(2)	323,900	17,150
Farm Fresh Bhd.	111,000	64,606
Fraser & Neave Holdings Bhd.	5,300	37,838
Frontken Corp. Bhd.	87,100	107,655
Gamuda Bhd.	405,533	429,846
Gas Malaysia Bhd.	40,400	55,644
Genting Bhd.	189,800	111,083
Genting Malaysia Bhd.	47,900	23,320
Genting Plantations Bhd.	6,300	8,456
Globetronics Technology Bhd.(2)	12,200	770
Guan Chong Bhd.	140,800	33,733
HAP Seng Consolidated Bhd.	16,900	12,748
Hartalega Holdings Bhd.	368,600	117,266
Heineken Malaysia Bhd.	11,600	59,940
Hengyuan Refining Co. Bhd.(2)	115,500	36,378
Hextar Global Bhd.	92,620	18,702
Hiap Teck Venture Bhd.	125,000	8,980
Hibiscus Petroleum Bhd.	251,120	128,654
Hong Leong Bank Bhd.	35,500	186,885
Hong Leong Financial Group Bhd.	8,500	39,419
Hong Leong Industries Bhd.	400	1,918
IHH Healthcare Bhd.(1)	59,000	134,109
IJM Corp. Bhd.	232,100	132,330
IOI Corp. Bhd.	75,900	76,385
IOI Properties Group Bhd.	223,400	236,672
JAKS Resources Bhd.(2)	11,180	240
Jaya Tiasa Holdings Bhd.	303,800	82,702
Johor Plantations Group Bhd.	266,200	109,412
Kelington Group Bhd.	88,800	170,947
Kossan Rubber Industries Bhd.	233,200	74,202
KPJ Healthcare Bhd.	246,800	199,817
KSL Holdings Bhd.(1)	138,400	108,131
Kuala Lumpur Kepong Bhd.	61,201	313,846
Land & General Bhd.	29,900	1,170
LBS Bina Group Bhd.	8,961	1,006
Leong Hup International Bhd.	220,000	39,655
Lii Hen Industries Bhd.	4,200	318
Lotte Chemical Titan Holding Bhd.(2)	20,000	1,895

Luxchem Corp. Bhd.	20,900	2,189
Mah Sing Group Bhd.	346,700	86,556
Malakoff Corp. Bhd.	213,500	49,796
Malayan Banking Bhd.	347,349	932,159
Malayan Cement Bhd.	91,200	150,428
Malayan Flour Mills Bhd.	143,700	20,849
Malaysia Marine & Heavy Engineering Holdings Bhd.(2)	4,700	427
Malaysia Smelting Corp. Bhd.	53,200	29,112
Malaysian Resources Corp. Bhd.	281,800	23,103
Matrix Concepts Holdings Bhd.	36,700	11,575
Maxis Bhd.	190,700	178,495
MBM Resources Bhd.	13,400	17,131
MBSB Bhd.	316,800	52,770
Media Prima Bhd.	58,500	4,737
Mega First Corp. Bhd.	58,900	46,659
Mi Technovation Bhd.	45,700	55,581
MISC Bhd.	64,900	133,314
MKH Bhd.	2,900	1,412
MKH Oil Palm East Kalimantan Bhd.	414	65
Mr. DIY Group M Bhd.	192,500	76,669
Muhibbah Engineering M Bhd.	2,000	255
Naim Holdings Bhd.(2)	4,300	770
Nestle Malaysia Bhd.(1)	4,700	107,811
OCK Group Bhd.	7,100	681
OSK Holdings Bhd.	131,900	66,548
Padini Holdings Bhd.	9,450	3,404
Paramount Corp. Bhd.	3,400	867
Pentamaster Corp. Bhd.(2)	2,000	2,301
Perak Transit Bhd.	8,349	422
Petronas Chemicals Group Bhd.	100,800	132,523
Petronas Dagangan Bhd.(1)	26,700	119,449
Petronas Gas Bhd.	48,400	208,734
Poh Huat Resources Holdings Bhd.	2,800	530
PPB Group Bhd.	61,400	153,158
Press Metal Aluminium Holdings Bhd.	245,400	556,403
Public Bank Bhd.	617,000	733,024
QL Resources Bhd.	90,325	82,075
Ranhill Utilities Bhd.(2)	83,848	43,393
RHB Bank Bhd.	164,575	340,790
Sam Engineering & Equipment M Bhd.	2,400	2,968
Sarawak Oil Palms Bhd.	31,800	33,689
SD Guthrie Bhd.	140,700	206,082
Sime Darby Bhd.	585,500	306,868
Sime Darby Property Bhd.(1)	609,100	228,747
SKP Resources Bhd.	150,100	13,432
SP Setia Bhd. Group	356,100	89,815
Sports Toto Bhd.	7,686	2,618
Sunway Bhd.	84,000	114,334
Sunway Construction Group Bhd.	76,800	145,053
Sunway Healthcare Holdings Bhd., Class B(2)	8,400	3,750
Supermax Corp. Bhd.(2)	249,651	19,878
Ta Ann Holdings Bhd.	26,400	35,053
Tanco Holdings Bhd.(2)	54,900	24,228
Telekom Malaysia Bhd.	123,100	229,799
Tenaga Nasional Bhd.(1)	297,500	1,071,518

Thong Guan Industries Bhd.	2,400	944
TIME dotCom Bhd.	180,100	273,958
Tiong NAM Logistics Holdings Bhd.(2)	27,572	5,354
Top Glove Corp. Bhd.	744,600	151,315
Tropicana Corp. Bhd.(2)	4,807	1,286
TSH Resources Bhd.	77,200	21,039
Uchi Technologies Bhd.	7,500	5,486
UEM Sunrise Bhd.	100,000	14,262
Unisem M Bhd.	51,700	69,201
United Plantations Bhd.	26,250	205,962
Vantris Energy Bhd.(2)	2,160	166
Velesto Energy Bhd.	1,792,400	137,631
ViTrox Corp. Bhd.	8,000	13,668
VS Industry Bhd.	573,652	29,670
Wasco Bhd.	16,200	3,249
WCT Holdings Bhd.(2)	295,846	32,108
Westports Holdings Bhd.	39,054	60,179
YTL Corp. Bhd.	99,696	51,545
YTL Power International Bhd.	196,800	206,519
Zetrix Ai Bhd.	1,297,600	263,522
		14,762,196
Mexico — 1.7%
Alpek SAB de CV(1)(2)	462,757	333,915
Alsea SAB de CV(1)	41,600	127,629
America Movil SAB de CV, ADR	49,125	1,246,792
Arca Continental SAB de CV(1)	6,800	88,247
Banco del Bajio SA(1)	227,077	735,705
Becle SAB de CV(1)	4,400	3,617
Cemex SAB de CV, ADR	102,939	1,347,472
Coca-Cola Femsa SAB de CV	46,345	500,099
Consorcio ARA SAB de CV	4,900	1,348
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	29,112	227,656
Corp. Inmobiliaria Vesta SAB de CV(1)	130,600	457,405
Fomento Economico Mexicano SAB de CV, ADR	15,846	1,886,149
GCC SAB de CV(1)	30,855	373,777
Genomma Lab Internacional SAB de CV, Class B	141,800	130,537
Gentera SAB de CV	306,649	758,088
Gruma SAB de CV, B Shares(1)	26,332	442,573
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	5,632	565,002
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,065	724,259
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,697	502,991
Grupo Bimbo SAB de CV, Series A(1)	74,800	257,531
Grupo Carso SAB de CV, Series A1(1)	23,000	180,928
Grupo Comercial Chedraui SA de CV(1)	29,017	164,023
Grupo Financiero Banorte SAB de CV, Class O	193,496	2,015,988
Grupo Financiero Inbursa SAB de CV, Class O	162,050	403,793
Grupo GICSA SAB de CV(2)	8,000	1,661
Grupo Industrial Saltillo SAB de CV	1,789	1,302
Grupo Mexico SAB de CV, Series B	143,394	1,772,389
Grupo Televisa SAB, ADR(2)	115,871	308,217
Industrias Penoles SAB de CV	12,420	723,551
Kimberly-Clark de Mexico SAB de CV, A Shares	220,500	488,389
La Comer SAB de CV(1)	67,038	148,677
Megacable Holdings SAB de CV	297,913	1,015,898
Nemak SAB de CV(2)	615,840	125,392

Ollamani SAB(1)(2)	13,476	61,609
Promotora de Hoteles Norte 19 SAB de CV(2)	1,300	461
Promotora y Operadora de Infraestructura SAB de CV	12,615	203,119
Qualitas Controladora SAB de CV(1)	35,900	362,168
Regional SAB de CV	34,900	270,612
Sigma Foods SAB de CV, Class A	505,598	482,938
Wal-Mart de Mexico SAB de CV	252,597	764,624
		20,206,531
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	52,265	1,928,056
Credicorp Ltd.	3,478	1,191,667
Intercorp Financial Services, Inc.	910	45,027
Southern Copper Corp.	4,612	882,210
		4,046,960
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	79,690	41,124
Aboitiz Power Corp.	12,100	8,444
ACEN Corp.	44,822	2,402
Alliance Global Group, Inc.	166,000	22,491
Apex Mining Co., Inc.	105,800	28,450
Ayala Corp.	13,920	98,618
Ayala Land, Inc.	928,900	219,718
AyalaLand Logistics Holdings Corp.(2)	17,000	309
Bank of the Philippine Islands	81,108	123,497
BDO Unibank, Inc.	181,937	336,646
Cebu Air, Inc.(2)	6,390	3,112
Century Pacific Food, Inc.	80,100	34,062
Converge Information & Communications Technology Solutions, Inc.	468,000	83,515
Cosco Capital, Inc.	51,700	6,208
DigiPlus Interactive Corp.	187,600	31,958
DMCI Holdings, Inc.	574,500	84,858
DoubleDragon Corp.(2)	2,700	446
East West Banking Corp.	5,400	1,073
Filinvest Land, Inc.	41,000	452
First Gen Corp.	22,000	5,572
Ginebra San Miguel, Inc.	1,300	5,763
Global Ferronickel Holdings, Inc.(2)	171,000	6,342
Globe Telecom, Inc.	1,865	51,188
GT Capital Holdings, Inc.	3,130	24,379
International Container Terminal Services, Inc.	55,840	682,281
JG Summit Holdings, Inc.	230,403	104,398
Jollibee Foods Corp.	36,470	75,130
LT Group, Inc.	95,500	24,487
Manila Electric Co.	22,390	207,316
Manila Water Co., Inc.	137,100	86,864
Maynilad Water Services, Inc.	101,900	37,192
Megaworld Corp.	712,000	24,031
Metropolitan Bank & Trust Co.	254,700	262,396
Monde Nissin Corp.	76,200	8,747
Nickel Asia Corp.	273,100	21,686
Petron Corp.	75,000	2,971
PLDT, Inc., ADR	8,087	147,102
Puregold Price Club, Inc.	221,400	161,668
Robinsons Land Corp.	81,300	21,519
Robinsons Retail Holdings, Inc.	22,090	16,567

Security Bank Corp.	98,660	99,332
Semirara Mining & Power Corp.	211,700	89,346
Shell Pilipinas Corp.	1,600	202
SM Investments Corp.	5,725	53,358
SM Prime Holdings, Inc.	695,700	207,831
Synergy Grid & Development Phils, Inc.	218,400	105,793
Universal Robina Corp.	106,350	106,822
Vista Land & Lifescapes, Inc.	62,800	918
Wilcon Depot, Inc.	81,300	7,655
		3,776,239
Poland — 1.1%
Alior Bank SA	16,584	576,110
Allegro.eu SA(2)	23,007	220,283
AmRest Holdings SE	2,830	8,048
Asseco Poland SA	3,041	165,488
Bank Handlowy w Warszawie SA	1,613	56,071
Bank Millennium SA(2)	111,365	610,137
Bank Polska Kasa Opieki SA(2)	15,293	1,020,889
Benefit Systems SA(2)	313	379,793
Budimex SA	1,197	230,533
CD Projekt SA	1,805	115,626
Cyfrowy Polsat SA(1)(2)	36,594	163,095
Diagnostyka SA	3,380	165,778
Dino Polska SA(2)	31,380	266,651
Enea SA	30,056	175,153
Erste Bank Polska SA	2,585	437,997
Eurocash SA(1)(2)	8,571	12,530
Grupa Kety SA	2,183	726,463
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	60,270
KGHM Polska Miedz SA(2)	10,705	1,030,400
KRUK SA	3,296	372,715
LPP SA	101	627,334
Lubelski Wegiel Bogdanka SA(2)	109	635
mBank SA(2)	880	311,992
Mercator Medical SA(2)	146	2,339
Orange Polska SA	157,116	703,536
ORLEN SA	50,183	1,961,408
Pepco Group NV	37,235	344,377
PGE Polska Grupa Energetyczna SA(2)	110,971	323,356
PKP Cargo SA(2)	196	839
Powszechna Kasa Oszczednosci Bank Polski SA	39,300	1,115,444
Powszechny Zaklad Ubezpieczen SA	33,069	587,252
Tauron Polska Energia SA(2)	68,486	177,877
Text SA(1)	2,426	28,434
Zabka Group SA(2)	41,920	295,163
		13,274,016
Qatar — 0.5%
Al Khaleej Takaful Group QSC	33,986	29,006
Baladna(2)	209,420	75,416
Barwa Real Estate Co.	112,567	76,272
Commercial Bank PSQC	273,519	315,579
Doha Bank QPSC	620,164	446,994
Dukhan Bank	158,332	150,431
Estithmar Holding QPSC(2)	51,682	60,829
Gulf International Services QSC	50,434	30,218

Industries Qatar QSC	28,537	96,161
Mannai Corp. QSC	23,598	34,517
Mazaya Real Estate Development QPSC(2)	182,100	28,620
Mesaieed Petrochemical Holding Co.	324,538	109,171
Nebras Energy	22,076	88,244
Ooredoo QPSC	175,926	646,873
Qatar Fuel QSC	49,753	191,830
Qatar Gas Transport Co. Ltd.	228,587	272,662
Qatar International Islamic Bank QSC	49,856	150,419
Qatar Islamic Bank QPSC	80,757	506,174
Qatar Islamic Insurance Group	10,923	25,490
Qatar National Bank QPSC	367,686	1,800,129
Qatar Navigation QSC	130,504	369,413
United Development Co. QSC	433,866	102,394
Vodafone Qatar PQSC	180,175	133,253
		5,740,095
Russia(3) — 0.0%
Gazprom PJSC(2)	309,544	1
Globaltrans Investment PLC, GDR(2)	19,562	2
GMK Norilskiy Nickel PAO(2)	84,900	1
LUKOIL PJSC(2)	14,461	—
Magnit PJSC(2)	1,613	—
Mechel PJSC(2)	7,372	—
MMC Norilsk Nickel PJSC, ADR(2)	3	—
Novatek PJSC(2)	8,700	—
Novolipetsk Steel PJSC(2)	60,580	—
O'Key Group SA, GDR(2)	1,578	—
PhosAgro PJSC(2)	2,275	—
PhosAgro PJSC, GDR(2)	44	—
PhosAgro PJSC, GDR(2)	2	—
Ros Agro PLC, GDR(2)	3,053	—
Rosneft Oil Co. PJSC(2)	36,427	—
Severstal PAO, GDR(2)	6,837	1
Tatneft PJSC(2)	61,368	—
VK IPJSC, GDR(2)	87	—
VTB Bank PJSC(2)	77,279	—
X5 Retail Group NV, GDR(2)	2,570	—
		5
Saudi Arabia — 2.4%
Abdullah Al Othaim Markets Co.	21,617	34,138
Ades Holding Co.	78,754	414,112
Al Babtain Power & Telecommunication Co.	11,019	192,335
Al Majed for Oud Co.	2,305	84,081
Al Moammar Information Systems Co.	2,042	102,451
Al Rajhi Bank	179,281	3,170,351
Al Rajhi Co. for Co-operative Insurance(2)	536	15,256
Alamar Foods	2,526	27,317
Alaseel Co.	26,309	25,687
Al-Dawaa Medical Services Co.	2,693	35,295
Aldrees Petroleum & Transport Services Co.	4,990	152,212
Alinma Bank	203,582	1,310,923
Almarai Co. JSC	46,318	567,402
Almunajem Foods Co.	3,623	60,272
Amlak International Finance Co.	7,232	18,647
Arab National Bank	132,003	741,750

Arabian Cement Co.	8,352	50,963
Arabian Centres Co.	41,718	185,536
Arabian Contracting Services Co.(2)	683	17,202
Arabian Drilling Co.(2)	7,616	177,196
Arabian Internet & Communications Services Co.	1,171	66,355
Arabian Pipes Co.	47,576	88,510
Arriyadh Development Co.	1,988	9,667
Astra Industrial Group Co.	6,163	215,981
Bank AlBilad	105,142	688,371
Bank Al-Jazira	98,778	300,064
Banque Saudi Fransi	191,434	980,250
Bupa Arabia for Cooperative Insurance Co.	4,234	196,042
City Cement Co.	12,547	40,304
Co. for Cooperative Insurance(2)	9,694	357,484
Dallah Healthcare Co.	1,609	47,014
Dar Al Arkan Real Estate Development Co.(2)	66,025	293,052
Derayah Financial Co.	4,334	27,044
Dr. Sulaiman Al Habib Medical Services Group Co.	3,609	209,209
East Pipes Integrated Co. for Industry	2,913	151,069
Eastern Province Cement Co.	4,034	26,261
Electrical Industries Co.	64,717	273,396
Elm Co.	662	121,676
Etihad Etisalat Co.	37,995	648,049
Etihad GO Telecom Co.	1,907	48,550
Fourth Milling Co.	60,395	66,360
Gulf Insurance Group	4,372	32,068
Jabal Omar Development Co.(2)	38,330	158,263
Jarir Marketing Co.	78,336	326,433
Lumi Rental Co.(2)	1,994	18,205
Makkah Construction & Development Co.(2)	3,019	72,315
Middle East Healthcare Co.	4,048	36,701
Mobile Telecommunications Co. Saudi Arabia(2)	100,924	293,702
Mouwasat Medical Services Co.	20,574	365,206
Nahdi Medical Co.	5,002	130,153
National Agriculture Development Co.(2)	9,869	43,888
Rabigh Refining & Petrochemical Co.(2)	78,584	330,691
Rasan Information Technology Co.(2)	3,008	122,607
Retal Urban Development Co.	29,737	94,426
Riyad Bank	237,113	1,274,814
SABIC Agri-Nutrients Co.	12,473	455,344
Sahara International Petrochemical Co.	25,812	101,222
SAL Saudi Logistics Services	3,486	158,043
Saudi Arabian Mining Co.(2)	52,864	888,794
Saudi Arabian Oil Co.	402,411	2,932,810
Saudi Automotive Services Co.(2)	2,988	36,404
Saudi Awwal Bank	94,661	854,070
Saudi Basic Industries Corp.	25,279	380,070
Saudi Chemical Co. Holding	66,459	150,988
Saudi Energy Co.	61,673	278,530
Saudi Ground Services Co.	4,169	35,559
Saudi Investment Bank	108,269	387,963
Saudi Kayan Petrochemical Co.(2)	78,283	118,224
Saudi Manpower Solutions Co.	33,337	52,407
Saudi National Bank	235,605	2,506,641
Saudi Pharmaceutical Industries & Medical Appliances Corp.(2)	19,380	147,699

Saudi Real Estate Co.(2)	13,254	57,165
Saudi Steel Pipe Co.	7,970	116,288
Saudi Tadawul Group Holding Co.	1,360	49,256
Saudi Telecom Co.	168,914	1,975,292
Saudia Dairy & Foodstuff Co.	826	48,428
Savola Group	32,824	247,990
Seera Group Holding(2)	16,710	93,406
SHL Finance Co.(2)	5,213	21,315
Specialized Medical Co.	15,389	69,169
Sustained Infrastructure Holding Co.	14,959	136,451
Theeb Rent A Car Co.	5,082	34,452
United Electronics Co.	4,413	93,217
United International Holding Co.(2)	2,206	23,206
United International Transportation Co.	6,910	59,759
Yamama Cement Co.	5,161	33,382
Yanbu Cement Co.	12,285	53,442
		28,134,292
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	7,200	9,416
South Africa — 3.1%
Absa Group Ltd.	111,970	1,632,070
AECI Ltd.	34,102	259,801
African Rainbow Minerals Ltd.	28,672	376,056
Alexander Forbes Group Holdings Ltd.	4,775	2,429
Anglogold Ashanti PLC (New York)	12,830	1,242,457
Aspen Pharmacare Holdings Ltd.	100,565	894,750
Astral Foods Ltd.	8,941	136,509
AVI Ltd.	49,814	289,952
Bid Corp. Ltd.	14,383	361,194
Bidvest Group Ltd.	18,677	267,850
Boxer Retail Ltd.	14,966	73,226
Capitec Bank Holdings Ltd.	3,412	940,567
City Lodge Hotels Ltd.	2,646	686
Clicks Group Ltd.	23,186	335,371
Coronation Fund Managers Ltd.	43,348	113,803
DataTec Ltd.	56,665	266,444
Dis-Chem Pharmacies Ltd.(1)	70,189	151,089
Discovery Ltd.	27,565	471,677
DRDGOLD Ltd.	29,394	77,524
E Media Holdings Ltd.(1)	18,968	2,398
Exxaro Resources Ltd.	48,732	650,953
Famous Brands Ltd.	293	938
FirstRand Ltd.	318,850	1,814,681
Fortress Real Estate Investments Ltd., Class B	203,722	299,940
Foschini Group Ltd.(1)	66,389	233,542
Gold Fields Ltd., ADR	49,504	1,973,229
Harmony Gold Mining Co. Ltd., ADR	79,295	1,448,720
Impala Platinum Holdings Ltd.	59,158	843,029
Investec Ltd.	18,763	159,196
KAL Group Ltd.	177	497
KAP Ltd.(2)	332,141	56,414
Kumba Iron Ore Ltd.	10,085	202,082
Lewis Group Ltd.	508	2,773
Life Healthcare Group Holdings Ltd.(1)	447,782	294,806
Metair Investments Ltd.(2)	1,914	582

Momentum Group Ltd.	221,197	492,841
Motus Holdings Ltd.	40,954	258,723
Mpact Ltd.	965	1,258
Mr. Price Group Ltd.	27,419	264,012
MTN Group Ltd.	217,680	2,904,875
Naspers Ltd., N Shares	16,165	849,105
Nedbank Group Ltd.	60,600	969,267
NEPI Rockcastle NV(2)	87,608	766,759
Netcare Ltd.	341,665	372,172
Ninety One Ltd.	37,073	108,394
Northam Platinum Holdings Ltd.	42,883	834,472
Oceana Group Ltd.	464	1,705
Old Mutual Ltd.	883,166	699,873
Omnia Holdings Ltd.	46,494	290,929
OUTsurance Group Ltd.	74,531	326,096
Pepkor Holdings Ltd.	56,274	74,744
Pick n Pay Stores Ltd.(1)(2)	57,527	66,017
PPC Ltd.	182,973	78,849
Premier Group Ltd.	148	1,554
PSG Financial Services Ltd.	3,499	6,072
Raubex Group Ltd.	12,431	39,617
Reinet Investments SCA	19,998	602,053
Remgro Ltd.	77,548	907,833
Sanlam Ltd.	102,134	540,807
Santam Ltd.	5,580	128,428
Sappi Ltd.(1)(2)	171,105	129,901
Sasol Ltd., ADR(2)	122,979	1,521,250
Shoprite Holdings Ltd.	70,548	1,239,539
Sibanye Stillwater Ltd., ADR(1)	118,379	1,412,262
Southern Sun Ltd.	3,866	2,407
SPAR Group Ltd.(2)	42,312	127,563
Standard Bank Group Ltd.	71,922	1,390,799
Sun International Ltd.	37,424	112,808
Telkom SA SOC Ltd.	97,821	375,067
Thungela Resources Ltd.(1)	44,158	395,324
Tiger Brands Ltd.	13,229	226,901
Truworths International Ltd.	103,647	318,976
Tsogo Sun Ltd.	3,616	1,688
Valterra Platinum Ltd.	12,591	1,039,688
Vodacom Group Ltd.	71,629	672,074
Zeda Ltd.	24,857	22,955
Zeder Investments Ltd.(2)	8,750	680
		36,453,572
South Korea — 22.5%
Able C&C Co. Ltd.	5,008	40,961
Advanced Process Systems Corp.	1,624	26,886
Aekyung Industrial Co. Ltd.	1,099	10,336
Agabang & Co.(2)	2,113	6,706
Alteogen, Inc.(2)	691	169,021
Amorepacific Corp.	893	68,130
Amorepacific Holdings Corp.	1,483	22,494
Ananti, Inc.(2)	12,188	40,473
APR Corp.	2,215	580,632
Aprogen, Inc.(2)	9	23
Asiana Airlines, Inc.(2)	11,655	56,573

BGF Co. Ltd.	616	1,819
BGF retail Co. Ltd.	2,080	170,764
BH Co. Ltd.	7,962	162,497
Binggrae Co. Ltd.	616	29,687
BNK Financial Group, Inc.	42,164	470,960
Boditech Med, Inc.	953	6,910
Bukwang Pharmaceutical Co. Ltd.	694	2,235
Byucksan Corp.	2,612	2,917
Celltrion Pharm, Inc.	295	9,334
Celltrion, Inc.	3,944	504,390
CG Invites Co. Ltd.(2)	1,166	844
Cheil Worldwide, Inc.	9,040	110,627
Cheryong Electric Co. Ltd.	636	25,057
Chong Kun Dang Pharmaceutical Corp.	1,678	88,295
Chongkundang Holdings Corp.	42	1,251
Chunbo Co. Ltd.(2)	75	2,459
CJ CGV Co. Ltd.(2)	16,596	50,226
CJ CheilJedang Corp.	1,797	240,727
CJ Corp.	2,466	264,959
CJ ENM Co. Ltd.(2)	3,381	88,649
CJ Logistics Corp.	3,377	191,529
Classys, Inc.	1,624	48,240
CMG Pharmaceutical Co. Ltd.(2)	803	658
Com2uSCorp	114	2,007
Cosmax, Inc.	1,702	196,190
CosmoAM&T Co. Ltd.(2)	2,424	84,147
COSON Co. Ltd.(2)	179	1
Coway Co. Ltd.	7,144	426,077
CS Wind Corp.(2)	11,495	362,520
Cuckoo Homesys Co. Ltd.	704	10,609
Daea TI Co. Ltd.(2)	824	1,758
Daeduck Electronics Co. Ltd.	6,484	823,388
Daesang Corp.	6,004	76,482
Daewon Pharmaceutical Co. Ltd.	395	2,288
Daewoo Engineering & Construction Co. Ltd.(2)	26,080	453,019
Daewoong Co. Ltd.	2,806	35,078
Daewoong Pharmaceutical Co. Ltd.	323	28,014
Daishin Securities Co. Ltd.(2)	4,161	84,772
Daol Investment & Securities Co. Ltd.	5,885	14,548
Daou Data Corp.	2,016	26,971
Daou Technology, Inc.	8,616	226,473
Dawonsys Co. Ltd.(2)	62	104
DB HiTek Co. Ltd.	13,930	1,716,626
DB Insurance Co. Ltd.	11,741	1,113,746
DB Securities Co. Ltd.	1,678	12,259
Dentium Co. Ltd.	478	14,797
DI Dong Il Corp.	1,500	24,602
DIO Corp.(2)	562	5,548
DL E&C Co. Ltd.	3,996	202,179
DL Holdings Co. Ltd.(2)	2,862	102,942
Dong-A Socio Holdings Co. Ltd.	128	7,669
Dong-A ST Co. Ltd.	246	6,530
Dongjin Semichem Co. Ltd.	4,044	147,310
DongKook Pharmaceutical Co. Ltd.	415	5,412
Dongkuk CM Co. Ltd.	3,531	13,250

Dongkuk Holdings Co. Ltd.	9,405	12,800
Dongkuk Steel Mill Co. Ltd.	5,859	42,719
Dongsuh Cos., Inc.	1,309	21,297
Dongwha Enterprise Co. Ltd.(2)	1,985	11,729
Dongwha Pharm Co. Ltd.	1,215	4,540
Dongwon Development Co. Ltd.	641	1,006
Dongwon Industries Co. Ltd.	2,097	49,340
Dongwon Systems Corp.	1,115	16,234
Doosan Bobcat, Inc.	5,079	217,282
Doosan Co. Ltd.	193	253,243
Doosan Enerbility Co. Ltd.(2)	11,514	807,575
Doosan Tesna, Inc.	1,960	205,019
DoubleUGames Co. Ltd.(2)	1,011	45,816
Dreamtech Co. Ltd.	3,650	11,981
Ecopro BM Co. Ltd.	3,490	502,150
Ecopro Co. Ltd.(2)	1,652	152,667
E-MART, Inc.	4,052	230,526
ENF Technology Co. Ltd.	240	7,008
Eo Technics Co. Ltd.	446	135,078
Eoflow Co. Ltd.(2)	486	—
Eugene Corp.(2)	3,001	6,973
Eugene Investment & Securities Co. Ltd.	12,570	39,776
Eugene Technology Co. Ltd.	502	41,428
F&F Co. Ltd.	3,455	167,178
F&F Holdings Co. Ltd.	27	317
GC Corp.	435	3,732
Genexine, Inc.(2)	105	255
Giantstep, Inc.(2)	170	211
GOLFZON Co. Ltd.	964	27,654
Gradiant Corp.	604	3,802
Grand Korea Leisure Co. Ltd.	2,462	17,328
GS Engineering & Construction Corp.	24,413	492,787
GS Holdings Corp.	13,980	672,953
GS P&L Co. Ltd.	1,215	34,798
GS Retail Co. Ltd.	10,708	180,864
HAESUNG DS Co. Ltd.	1,458	86,419
Han Kuk Carbon Co. Ltd.(2)	9,743	208,287
Hana Financial Group, Inc.	50,746	3,883,140
Hana Materials, Inc.	919	39,095
Hana Tour Service, Inc.	2,000	50,229
Handsome Co. Ltd.	2,251	33,882
Hanil Cement Co. Ltd.	4,766	45,712
Hanjin Kal Corp.	1,137	82,912
Hanjin Logistics Corp.	337	3,827
Hankook & Co. Co. Ltd.	5,320	85,829
Hankook Shell Oil Co. Ltd.	40	13,059
Hankook Tire & Technology Co. Ltd.	10,703	474,362
Hanmi Pharm Co. Ltd.	392	127,614
Hanmi Science Co. Ltd.(2)	1,621	34,150
Hanmi Semiconductor Co. Ltd.	2,712	509,412
Hanon Systems(2)	46,228	172,751
Hansae Co. Ltd.	3,078	18,098
Hansol Chemical Co. Ltd.	375	67,219
Hansol Paper Co. Ltd.	1,067	4,713
Hansol Technics Co. Ltd.	1,045	8,687

Hanwha Aerospace Co. Ltd.	1,807	1,408,967
Hanwha Corp.	7,191	638,546
Hanwha Corp., Preference Shares	729	23,034
Hanwha Engine(2)	8,516	361,894
Hanwha Galleria Corp.(2)	4,395	8,753
Hanwha General Insurance Co. Ltd.(2)	20,132	84,480
Hanwha Investment & Securities Co. Ltd.(2)	17,784	72,547
Hanwha Life Insurance Co. Ltd.(2)	50,857	164,600
Hanwha Ocean Co. Ltd.(2)	3,322	271,991
Hanwha Solutions Corp.(2)	7,663	212,970
Hanwha Systems Co. Ltd.	2,295	160,087
Hanwha Vision Co. Ltd.(2)	9,741	435,054
Harim Holdings Co. Ltd.	17,282	129,329
HD Construction Equipment Co. Ltd.	5,953	596,623
HD Hyundai Co. Ltd.	8,290	1,527,122
HD Hyundai Electric Co. Ltd.	2,052	1,437,085
HD Hyundai Heavy Industries Co. Ltd.	1,989	919,100
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,002	1,685,413
HDC Holdings Co. Ltd.	1,750	25,626
Hite Jinro Co. Ltd.	7,717	81,892
HL Holdings Corp.(2)	590	17,587
HL Mando Co. Ltd.	13,377	550,485
HLB Global Co. Ltd.(2)	807	897
HLB, Inc.(2)	2,476	83,385
HMM Co. Ltd.	32,234	418,180
HPSP Co. Ltd.	3,911	126,555
HS Hyosung Advanced Materials Corp.	537	75,082
HS Hyosung Corp.	149	5,527
HS Industries Co. Ltd.	1,315	2,431
Hugel, Inc.(2)	376	61,976
Humasis Co. Ltd.(2)	4,870	11,504
Humedix Co. Ltd.	1,466	26,719
Huons Co. Ltd.	129	2,518
Huons Global Co. Ltd.	141	2,906
Hwa Shin Co. Ltd.	3,147	23,607
Hwaseung Enterprise Co. Ltd.	315	738
HYBE Co. Ltd.(2)	1,078	156,918
Hyosung Chemical Corp.(2)	216	14
Hyosung Corp.	2,581	340,424
Hyosung Heavy Industries Corp.	343	840,778
Hyosung TNC Corp.	842	203,218
Hyundai Autoever Corp.	426	267,360
HYUNDAI Corp.	337	6,181
Hyundai Department Store Co. Ltd.	3,666	265,584
Hyundai Elevator Co. Ltd.	1,340	70,078
Hyundai Engineering & Construction Co. Ltd.	6,782	662,436
Hyundai Futurenet Co. Ltd.	2,521	4,983
Hyundai GF Holdings	8,292	75,576
Hyundai Glovis Co. Ltd.	10,627	1,712,004
Hyundai Home Shopping Network Corp.	644	34,558
Hyundai Marine & Fire Insurance Co. Ltd.(2)	11,766	269,732
Hyundai Mobis Co. Ltd.	2,842	1,447,254
Hyundai Motor Co.	15,434	7,384,374
Hyundai Rotem Co. Ltd.	2,746	365,512
Hyundai Steel Co.	18,563	494,629

Hyundai Wia Corp.	6,751	406,305
ICD Co. Ltd.(2)	1,590	5,364
Iljin Diamond Co. Ltd.	93	692
Ilyang Pharmaceutical Co. Ltd.	2,125	12,593
iM Financial Group Co. Ltd.	25,554	294,175
iMarketKorea, Inc.	2,108	10,281
Industrial Bank of Korea	43,024	577,677
Innocean Worldwide, Inc.	2,711	35,902
Innox Advanced Materials Co. Ltd.	2,944	59,297
Inscobee, Inc.(2)	756	172
Insun ENT Co. Ltd.(2)	1,650	3,934
Interflex Co. Ltd.(2)	276	1,934
INTOPS Co. Ltd.	2,663	32,982
IPARK Hyundai Development Co., E Shares	8,404	114,961
IS Dongseo Co. Ltd.(2)	2,292	43,835
IsuPetasys Co. Ltd.	3,959	339,275
JB Financial Group Co. Ltd.	18,874	299,499
Jeil Pharmaceutical Co. Ltd.(2)	24	188
Jin Air Co. Ltd.(2)	3,532	14,348
Jusung Engineering Co. Ltd.	6,544	869,869
JW Holdings Corp.	418	1,048
JW Pharmaceutical Corp.	2,496	46,006
JYP Entertainment Corp.	1,575	60,282
Kakao Corp.	10,091	280,814
KakaoBank Corp.	10,319	153,540
Kangwon Land, Inc.	4,323	43,061
KB Financial Group, Inc., ADR	38,675	3,923,192
KC Co. Ltd.	2,714	57,526
KC Tech Co. Ltd.	2,281	95,017
KCC Corp.	631	230,772
KCC Glass Corp.	1,172	19,612
KEPCO Plant Service & Engineering Co. Ltd.	1,697	57,494
KG Dongbusteel	14,012	55,210
KG Eco Solution Co. Ltd.	2,450	9,124
Kginicis Co. Ltd.	1,731	11,510
KH Vatec Co. Ltd.	1,906	15,134
Kia Corp.	39,016	4,376,821
KISCO Corp.	1,358	7,844
KIWOOM Securities Co. Ltd.	6,494	1,602,039
Kolmar BNH Co. Ltd.(2)	169	1,179
Kolmar Korea Co. Ltd.(2)	626	35,523
Kolon Industries, Inc.	4,414	210,685
KoMiCo Ltd.	3,340	199,719
Komipharm International Co. Ltd.(2)	203	1,008
KONA I Co. Ltd.(2)	1,598	58,752
Korea Aerospace Industries Ltd.	3,982	445,261
Korea Electric Power Corp., ADR	20,470	269,385
Korea Electric Terminal Co. Ltd.	1,846	96,617
Korea Gas Corp.	4,155	97,924
Korea Investment Holdings Co. Ltd.	16,651	2,634,929
Korea Line Corp.(2)	28,143	42,037
Korea Petrochemical Ind Co. Ltd.	318	27,067
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,229
Korea United Pharm, Inc.	247	3,042
Korean Air Lines Co. Ltd.	34,122	605,203

Korean Reinsurance Co.	41,775	356,466
Krafton, Inc.(2)	1,946	332,468
KT Skylife Co. Ltd.	1,686	4,956
Kum Yang Co. Ltd.(2)	2,158	1
Kumho Petrochemical Co. Ltd.	2,434	214,294
Kumho Tire Co., Inc.(2)	23,563	73,531
Kwang Dong Pharmaceutical Co. Ltd.	671	3,050
Kyobo Securities Co. Ltd.	138	1,046
Kyung Dong Navien Co. Ltd.	1,521	70,609
LB Semicon, Inc.(2)	1,686	6,133
LEENO Industrial, Inc.	3,190	206,054
LF Corp.	3,890	58,088
LG Chem Ltd.	2,669	650,233
LG Corp.	5,769	561,615
LG Display Co. Ltd., ADR(1)(2)	108,307	601,104
LG Electronics, Inc.	14,467	2,820,696
LG Energy Solution Ltd.(2)	1,763	535,266
LG H&H Co. Ltd.	1,026	168,470
LG HelloVision Co. Ltd.(2)	1,238	1,809
LG Innotek Co. Ltd.	5,523	5,353,289
LG Uplus Corp.	51,640	553,017
LIG Defense&Aerospace Co. Ltd.	1,606	853,247
LOGEN Co. Ltd.(2)	549	621
Lotte Chemical Corp.	1,486	79,582
Lotte Chilsung Beverage Co. Ltd.	1,206	87,069
Lotte Corp.	6,249	105,180
Lotte Energy Materials Corp.(2)	319	11,926
LOTTE Fine Chemical Co. Ltd.	4,744	164,790
LOTTE Himart Co. Ltd.(2)	116	519
Lotte Innovate Co. Ltd.	464	6,960
Lotte Rental Co. Ltd.	4,409	91,463
Lotte Shopping Co. Ltd.	3,098	302,033
Lotte Wellfood Co. Ltd.	557	41,697
LS Corp.	3,242	963,073
LS Electric Co. Ltd.	4,085	658,347
LVMC Holdings(2)	14,008	13,563
LX Hausys Ltd.(2)	634	14,085
LX Holdings Corp.	3,787	21,638
LX International Corp.	11,352	315,644
LX Semicon Co. Ltd.	2,539	88,899
Maeil Dairies Co. Ltd.	252	5,709
Mcnex Co. Ltd.	2,204	32,047
MegaStudyEdu Co. Ltd.	1,482	39,516
Meritz Financial Group, Inc.(2)	6,354	433,792
Mirae Asset Life Insurance Co. Ltd.(2)	2,237	21,834
Mirae Asset Securities Co. Ltd.	27,135	1,110,976
Misto Holdings Corp.	4,154	102,717
Miwon Commercial Co. Ltd.	26	2,076
Myoung Shin Industrial Co. Ltd.(2)	9,928	63,540
Namhae Chemical Corp.	960	4,458
Namsun Aluminum Co. Ltd.(2)	4,341	4,276
NAVER Corp.	4,855	752,468
NC Corp.	813	156,096
Neowiz(2)	1,144	14,660
NEPES Corp.(2)	5,830	131,939

Netmarble Corp.	1,462	41,198
Nexen Tire Corp.	6,561	28,585
NH Investment & Securities Co. Ltd.	55,696	1,119,832
NHN Corp.(2)	2,154	72,847
NHN KCP Corp.	1,223	14,624
NICE Holdings Co. Ltd.(2)	1,626	13,039
NICE Information Service Co. Ltd.	2,372	22,016
NongShim Co. Ltd.	507	129,255
OCI Co. Ltd.(2)	124	10,034
OCI Holdings Co. Ltd.	3,336	773,871
OptoElectronics Solutions Co. Ltd.(2)	81	1,864
Orion Corp.	4,704	404,038
Orion Holdings Corp.	4,385	72,822
Otoki Corp.	415	91,766
Pan Ocean Co. Ltd.	109,390	398,599
Paradise Co. Ltd.	5,924	55,384
Partron Co. Ltd.	7,816	36,253
People & Technology, Inc.	3,121	96,263
PI Advanced Materials Co. Ltd.	1,520	25,172
Pond Group Co. Ltd.	562	1,601
Poongsan Corp.	1,383	73,801
POSCO Future M Co. Ltd.	2,385	390,149
POSCO Holdings, Inc., ADR	19,012	1,347,951
Posco International Corp.	19,558	827,089
PSK, Inc.	3,362	220,372
Pulmuone Co. Ltd.	627	4,219
Rainbow Robotics(2)	75	34,989
S-1 Corp.	3,657	165,881
Sam Chun Dang Pharm Co. Ltd.	485	108,978
Samchully Co. Ltd.	65	5,375
Samjin Pharmaceutical Co. Ltd.	249	3,362
Samlip Co. Ltd.	100	2,802
Samsung Biologics Co. Ltd.(2)	318	287,747
Samsung C&T Corp.	2,826	814,972
Samsung Card Co. Ltd.	448	13,725
Samsung E&A Co. Ltd.	47,172	1,650,888
Samsung Electro-Mechanics Co. Ltd.	3,938	5,566,700
Samsung Electronics Co. Ltd., GDR	14,408	76,432,691
Samsung Episholdings Co. Ltd.(2)	3,139	1,007,471
Samsung Fire & Marine Insurance Co. Ltd.	2,082	785,701
Samsung Heavy Industries Co. Ltd.(2)	33,940	630,125
Samsung Life Insurance Co. Ltd.	6,365	1,644,474
Samsung Pharmaceutical Co. Ltd.(2)	723	727
Samsung SDI Co. Ltd.(2)	3,835	1,751,650
Samsung SDS Co. Ltd.	3,082	613,283
Samsung Securities Co. Ltd.	20,816	1,662,639
Samwha Capacitor Co. Ltd.	200	19,809
Samyang Biopharmaceuticals Corp.(2)	187	7,122
Samyang Corp.	176	5,024
Samyang Foods Co. Ltd.	392	313,534
Samyang Holdings Corp.	176	6,648
SD Biosensor, Inc.(2)	3,414	17,625
SeAH Besteel Holdings Corp.	5,352	189,363
SeAH Steel Corp.	339	32,087
SeAH Steel Holdings Corp.	253	25,768

Sebang Global Battery Co. Ltd.	1,135	42,231
Seegene, Inc.	4,156	83,759
Seobu T&D(2)	2,019	14,256
Seoul Semiconductor Co. Ltd.(2)	5,788	49,957
Seoul Viosys Co. Ltd.(2)	377	2,894
Seoyon E-Hwa Co. Ltd.	2,819	25,313
SFA Engineering Corp.	6,047	107,355
SFA Semicon Co. Ltd.(2)	6,325	35,036
Shin Poong Pharmaceutical Co. Ltd.(2)	78	520
Shinhan Financial Group Co. Ltd., ADR	46,249	2,917,849
Shinsegae International, Inc.	1,719	15,961
Shinsegae, Inc.	2,295	787,368
SK Biopharmaceuticals Co. Ltd.(2)	1,017	60,477
SK Chemicals Co. Ltd.	1,075	30,729
SK Discovery Co. Ltd.	1,593	52,166
SK Gas Ltd.	126	19,820
SK Hynix, Inc.	44,086	68,642,226
SK IE Technology Co. Ltd.(2)	232	2,970
SK Innovation Co. Ltd.(2)	3,859	305,353
SK Networks Co. Ltd.	27,148	203,353
SK Securities Co. Ltd.(2)	15,987	34,562
SK Telecom Co. Ltd., ADR	66,787	2,493,827
SK, Inc.	3,032	1,364,858
SL Corp.	6,678	332,583
SM Entertainment Co. Ltd.	586	30,909
SNT Dynamics Co. Ltd.	3,449	98,859
SNT Motiv Co. Ltd.	2,310	45,862
S-Oil Corp.	12,221	871,529
Songwon Industrial Co. Ltd.	1,219	8,490
Soop Co. Ltd.	200	6,683
Soulbrain Co. Ltd.	444	112,976
Soulbrain Holdings Co. Ltd.	101	3,335
STIC Investments, Inc.(2)	700	3,666
Studio Dragon Corp.(2)	3,366	58,994
Suheung Co. Ltd.(2)	280	3,712
Sun Kwang Co. Ltd.	157	2,100
Sung Kwang Bend Co. Ltd.	2,419	49,644
Sungwoo Hitech Co. Ltd.	10,589	51,919
Taeyoung Engineering & Construction Co. Ltd.(2)	572	650
TES Co. Ltd.	1,403	111,221
TK Corp.(2)	3,338	69,487
TKG Huchems Co. Ltd.	3,057	33,533
Tokai Carbon Korea Co. Ltd.	493	86,817
Tongyang Life Insurance Co. Ltd.(2)	13,306	65,337
Toptec Co. Ltd.	247	643
TY Holdings Co. Ltd.(2)	1,322	1,920
Unid Co. Ltd.	981	46,485
Value Added Technology Co. Ltd.	1,055	13,455
Vieworks Co. Ltd.	344	6,370
VT Co. Ltd.(2)	4,098	36,204
Webzen, Inc.	5,817	40,576
WiSoL Co. Ltd.(2)	935	4,775
Wonik Holdings Co. Ltd.(2)	908	16,357
WONIK IPS Co. Ltd.	1,371	96,613
Wonik Materials Co. Ltd.	174	4,949

Wonik QnC Corp.	1,985	43,409
Woongjin Thinkbig Co. Ltd.	1,158	1,183
Woori Financial Group, Inc.	121,583	2,404,517
Woori Technology Investment Co. Ltd.(2)	6,780	27,625
Youngone Corp.	3,736	196,464
Youngone Holdings Co. Ltd.	1,095	138,913
Yuanta Securities Korea Co. Ltd.	8,160	28,123
Yuhan Corp.	2,263	127,604
Zinus, Inc.	380	2,280
		267,171,810
Taiwan — 25.7%
Abico Avy Co. Ltd.	35,550	50,427
Accton Technology Corp.	36,000	2,754,516
Acer Cyber Security, Inc.	3,000	16,335
Acer, Inc.	62,000	69,431
ACES Electronic Co. Ltd.(1)	28,899	72,765
Acon Holding, Inc.(2)	69,000	13,661
Acter Group Corp. Ltd.(1)	24,000	756,030
Actron Technology Corp.	10,000	63,177
ADATA Technology Co. Ltd.(1)	55,000	715,818
Advanced Analog Technology, Inc.	2,000	4,540
Advanced Ceramic X Corp.	18,000	114,193
Advanced International Multitech Co. Ltd.	22,000	37,278
Advanced Power Electronics Corp.	16,000	91,695
Advanced Wireless Semiconductor Co.(1)	13,000	69,561
Advancetek Enterprise Co. Ltd.	69,000	56,494
Advantech Co. Ltd.	6,708	105,444
AGV Products Corp.	14,000	4,346
AIC, Inc.(1)	13,000	238,900
Airtac International Group	12,046	534,929
Alchip Technologies Ltd.	7,000	970,455
All Ring Tech Co. Ltd.	28,000	991,224
Alltek Technology Corp.	82,000	196,547
Alltop Technology Co. Ltd.	11,500	134,244
Alpha Networks, Inc.	26,773	32,774
Altek Corp.	29,654	40,002
Amazing Microelectronic Corp.	23,000	80,059
Ambassador Hotel	11,000	14,797
Ampak Technology, Inc.	11,000	29,480
Ampire Co. Ltd.	2,000	1,717
AMPOC Far-East Co. Ltd.	32,324	163,863
AmTRAN Technology Co. Ltd.(1)	68,827	107,895
Analog Integrations Corp.	6,000	127,930
Anderson Industrial Corp.	38,000	30,142
Anji Technology Co. Ltd.	25,099	27,004
Anpec Electronics Corp.	16,000	175,040
APAQ Technology Co. Ltd.	7,000	86,752
APCB, Inc.	2,000	1,265
Arcadyan Technology Corp.	44,000	262,697
Ardentec Corp.	155,000	1,186,627
Argosy Research, Inc.(1)	18,155	109,592
ASE Technology Holding Co. Ltd., ADR(1)	132,359	5,075,968
Asia Cement Corp.(1)	189,000	205,193
Asia Optical Co., Inc.(1)	41,000	200,512
Asia Polymer Corp.	74,353	31,232

Asia Tech Image, Inc.	10,000	24,814
Asia Vital Components Co. Ltd.	23,910	2,016,244
ASolid Technology Co. Ltd.	16,000	52,751
ASPEED Technology, Inc.	1,000	595,142
Asustek Computer, Inc.(1)	26,000	627,239
Aten International Co. Ltd.	12,000	29,798
Auden Techno Corp.	21,000	112,559
Audix Corp.	1,000	2,139
AUO Corp.(1)	1,094,640	798,236
Axiomtek Co. Ltd.	7,000	31,193
Azurewave Technologies, Inc.	32,000	70,650
Bafang Yunji International Co. Ltd.	10,000	56,062
Bank of Kaohsiung Co. Ltd.	74,389	27,697
Basso Industry Corp.	17,000	17,901
BES Engineering Corp.(2)	172,249	71,570
Bioteque Corp.	8,000	29,233
Bizlink Holding, Inc.	13,128	852,615
Bonny Worldwide Ltd.	5,000	20,361
Brave C&H Supply Co. Ltd.	5,000	19,629
Brighton-Best International Taiwan, Inc.	31,000	33,941
Brillian Network & Automation Integrated System Co. Ltd.	13,000	174,258
C Sun Manufacturing Ltd.(2)	354	6,914
Capital Futures Corp.	25,801	47,517
Capital Securities Corp.	272,000	332,964
Career Technology MFG. Co. Ltd.(2)	55,023	31,258
Catcher Technology Co. Ltd.(1)	60,000	389,720
Cathay Financial Holding Co. Ltd.	1,014,893	2,777,989
Cayman Engley Industrial Co. Ltd.(2)	2,000	1,534
Cenra, Inc.	14,500	15,856
Central Reinsurance Co. Ltd.	84,975	94,985
Century Iron & Steel Industrial Co. Ltd.	23,000	75,855
Chailease Holding Co. Ltd.	16,278	55,860
Chain Chon Industrial Co. Ltd.	41,000	14,593
ChainQui Construction Development Co. Ltd.(2)	2,200	866
Chaintech Technology Corp.	17,000	19,214
Champion Building Materials Co. Ltd.	22,500	5,753
Chang Hwa Commercial Bank Ltd.	863,984	558,282
Chang Wah Electromaterials, Inc.	105,000	175,149
Chang Wah Technology Co. Ltd.	114,000	246,812
Channel Well Technology Co. Ltd.	48,000	88,118
Chant Sincere Co. Ltd.(1)	18,000	44,541
Charoen Pokphand Enterprise(1)	36,000	143,368
CHC Healthcare Group	9,000	8,068
CHC Resources Corp.	17,000	37,399
Chen Full International Co. Ltd.	33,000	63,258
Chenbro Micom Co. Ltd.	19,000	818,366
Cheng Loong Corp.	71,000	42,952
Cheng Mei Materials Technology Corp.(1)(2)	144,789	147,101
Cheng Shin Rubber Industry Co. Ltd.	199,000	205,603
Cheng Uei Precision Industry Co. Ltd.	53,000	66,200
Chia Chang Co. Ltd.	5,000	6,027
Chia Hsin Cement Corp.	2,040	876
Chicony Electronics Co. Ltd.(1)	41,000	176,789
Chicony Power Technology Co. Ltd.(1)	16,000	51,868
Chief Telecom, Inc.	5,000	57,217

Chien Kuo Construction Co. Ltd.	42,400	55,007
China Airlines Ltd.(1)	602,000	366,762
China Bills Finance Corp.	86,000	46,087
China Electric Manufacturing Corp.	28,000	10,474
China General Plastics Corp.	26,805	10,582
China Man-Made Fiber Corp.(2)	82,000	17,302
China Metal Products	44,000	29,500
China Motor Corp.	29,000	49,782
China Petrochemical Development Corp.(2)	464,690	104,350
China Steel Chemical Corp.	8,000	20,975
China Steel Corp.(1)	937,000	570,356
China Wire & Cable Co. Ltd.	22,000	22,504
Chinese Maritime Transport Ltd.(2)	26,000	47,793
Ching Feng Home Fashions Co. Ltd.	1,025	620
Chin-Poon Industrial Co. Ltd.	151,000	313,459
Chipbond Technology Corp.(1)	118,000	1,131,756
ChipMOS Technologies, Inc.	217,000	771,748
Chlitina Holding Ltd.	4,120	13,535
Chong Hong Development Co. Ltd.	39,389	92,993
Chroma ATE, Inc.	18,000	1,432,293
Chun Yuan Steel Industry Co. Ltd.(2)	122,000	90,528
Chung Hung Steel Corp.(2)	203,000	119,047
Chung Hwa Pulp Corp.(2)	19,000	7,254
Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	503,005
Chunghwa Telecom Co. Ltd., ADR	19,679	861,350
Cleanaway Co. Ltd.(1)	110,000	94,470
Clevo Co.	73,000	102,425
CMC Magnetics Corp.	163,280	53,800
Compal Electronics, Inc.(1)	448,000	521,156
Compeq Manufacturing Co. Ltd.	223,000	2,005,204
Concord International Securities Co. Ltd.	115,135	157,082
Concord Securities Co. Ltd.	176,721	165,586
Continental Holdings Corp.	56,000	36,116
Contrel Technology Co. Ltd.(1)	28,000	125,813
Coremax Corp.	9,086	31,077
Creative Sensor, Inc.	6,000	10,675
Cryomax Cooling System Corp.	1,578	1,609
CTBC Financial Holding Co. Ltd.	1,457,000	2,813,205
CTCI Corp.	136,000	172,489
CviLux Corp.	21,900	78,013
CyberPower Systems, Inc.	12,000	80,928
Cystech Electronics Corp.	7,000	33,168
DA CIN Construction Co. Ltd.	47,000	120,181
Darfon Electronics Corp.	36,000	45,007
Darwin Precisions Corp.	143,700	65,682
Daxin Materials Corp.	2,000	25,975
De Licacy Industrial Co. Ltd.	34,452	11,215
Delta Electronics, Inc.	60,000	4,603,576
Depo Auto Parts Ind Co. Ltd.	20,000	92,937
Desiccant Technology Corp.	9,000	64,837
Dimerco Express Corp.	13,102	33,835
DingZing Advanced Materials, Inc.	4,000	12,364
D-Link Corp.(2)	42,000	22,563
DONPON PRECISION, Inc.	7,000	10,803
Dyaco International, Inc.	1,050	686

E Ink Holdings, Inc.	24,000	168,663
E.Sun Financial Holding Co. Ltd.	814,544	805,090
Eastech Holding Ltd.	12,000	27,161
Eastern Media International Corp.	47,815	27,963
Eclat Textile Co. Ltd.	16,000	174,670
ECOVE Environment Corp.	3,000	27,459
Edimax Technology Co. Ltd.	43,000	20,693
Elan Microelectronics Corp.(1)	49,000	252,577
E-Lead Electronic Co. Ltd.	26,000	49,428
Elite Advanced Laser Corp.	8,000	123,563
Elite Material Co. Ltd.	11,000	1,777,848
Elite Semiconductor Microelectronics Technology, Inc.	109,000	843,746
Elitegroup Computer Systems Co. Ltd.(1)	35,000	24,719
eMemory Technology, Inc.	4,000	431,805
Emerging Display Technologies Corp.	25,000	18,507
Ennostar, Inc.(2)	124,325	287,398
EOI Investment Holdings Co. Ltd.	40,000	28,825
Epileds Technologies, Inc.(2)	35,000	50,601
Eson Precision Ind Co. Ltd.	36,000	144,827
Eternal Materials Co. Ltd.	128,100	331,127
Eurocharm Holdings Co. Ltd.	7,000	34,742
Eva Airways Corp.	489,000	561,438
Evergreen Aviation Technologies Corp.	25,000	132,935
Evergreen International Storage & Transport Corp.	73,000	110,791
Evergreen Marine Corp. Taiwan Ltd.(1)	171,800	1,166,743
EVERGREEN Steel Corp.	23,000	68,520
Everlight Chemical Industrial Corp.	65,000	101,202
Everlight Electronics Co. Ltd.	137,000	273,146
Excelsior Medical Co. Ltd.	25,597	57,278
Far Eastern Department Stores Ltd.	148,000	103,129
Far Eastern International Bank	489,938	185,339
Far Eastern New Century Corp.(1)	585,000	479,416
Far EasTone Telecommunications Co. Ltd.	181,674	549,706
Faraday Technology Corp.(1)	14,540	94,880
Farglory Land Development Co. Ltd.	27,000	62,679
Feedback Technology Corp.(2)	8,240	68,214
Feng Hsin Steel Co. Ltd.	54,000	110,718
Feng TAY Enterprise Co. Ltd.	43,344	96,791
Firich Enterprises Co. Ltd.	9,918	7,614
First Financial Holding Co. Ltd.	785,875	688,944
First Insurance Co. Ltd.	50,000	43,025
First Steamship Co. Ltd.(2)	79,350	13,277
Fitipower Integrated Technology, Inc.	17,693	97,016
Fittech Co. Ltd.(2)	253	1,641
FLEXium Interconnect, Inc.(2)	48,000	96,162
FocalTech Systems Co. Ltd.	30,000	56,527
Forcecon Tech Co. Ltd.	5,750	17,313
Forest Water Environment Engineering Co. Ltd.	16,512	26,443
Formosa Chemicals & Fibre Corp.	110,000	175,499
Formosa International Hotels Corp.	7,000	38,611
Formosa Laboratories, Inc.	12,000	19,975
Formosa Petrochemical Corp.	10,000	16,436
Formosa Plastics Corp.	106,000	161,105
Formosa Sumco Technology Corp.	10,000	100,126
Formosa Taffeta Co. Ltd.	87,000	42,883

Formosan Rubber Group, Inc.	11,700	9,410
Formosan Union Chemical Corp.	54,000	33,490
Fortune Electric Co. Ltd.	13,200	365,964
Founding Construction & Development Co. Ltd.	26,000	11,631
Foxconn Technology Co. Ltd.(1)	111,000	214,969
Foxsemicon Integrated Technology, Inc.	13,000	132,350
Franbo Lines Corp.	52,966	29,876
Froch Enterprise Co. Ltd.	33,000	18,873
FSP Technology, Inc.	13,000	20,814
Fu Chun Shin Machinery Manufacture Co. Ltd.	45,000	36,382
Fu Hua Innovation Co. Ltd.(1)	148,319	62,723
Fubon Financial Holding Co. Ltd.	842,673	2,955,400
Fulgent Sun International Holding Co. Ltd.	9,437	22,186
Full Wang International Development Co. Ltd.	1,552	597
Fusheng Precision Co. Ltd.	19,000	158,205
Galaxy Software Services Corp.	5,250	16,903
GEM Services, Inc.(2)	16,000	62,501
Gemtek Technology Corp.(1)	169,000	266,130
General Interface Solution GIS Holding Ltd.(2)	101,000	245,374
Genesys Logic, Inc.	3,000	9,414
Genius Electronic Optical Co. Ltd.(1)	23,000	440,924
GeoVision, Inc.	11,570	22,916
Getac Holdings Corp.	43,000	142,463
Giant Manufacturing Co. Ltd.	48,217	106,487
Giantplus Technology Co. Ltd.(2)	41,000	22,899
Gigabyte Technology Co. Ltd.(1)	22,000	257,578
Global Lighting Technologies, Inc.	5,000	6,525
Global Mixed Mode Technology, Inc.	6,000	54,020
Global PMX Co. Ltd.	13,000	64,018
Global Unichip Corp.	4,000	590,188
Globalwafers Co. Ltd.(1)	38,000	1,205,089
Globe Union Industrial Corp.	53,000	16,416
Gloria Material Technology Corp.	89,000	102,134
Gold Circuit Electronics Ltd.	30,100	1,256,588
Golden Long Teng Development Co. Ltd.	11,000	7,884
Goldsun Building Materials Co. Ltd.	75,990	83,825
Gordon Auto Body Parts(1)	33,000	35,069
Gourmet Master Co. Ltd.	33,000	64,388
Grand Fortune Securities Co. Ltd.	97,269	52,195
Grand Pacific Petrochemical(1)(2)	134,857	48,906
Grand Process Technology Corp.	1,000	108,389
Grape King Bio Ltd.	17,000	54,786
Great Tree Pharmacy Co. Ltd.	5,290	12,047
Great Wall Enterprise Co. Ltd.	104,304	175,225
Greatek Electronics, Inc.	98,000	439,537
GTM Holdings Corp.	2,000	1,816
Hai Kwang Enterprise Corp.(1)(2)	48,552	21,385
Hannstar Board Corp.	81,076	219,019
HannStar Display Corp.(1)(2)	252,000	136,818
HannsTouch Holdings Co.(2)	113,000	44,835
Hanpin Electron Co. Ltd.	15,000	25,308
Harmony Electronics Corp.	5,000	7,527
Heran Co. Ltd.	2,400	4,003
Highwealth Construction Corp.(1)	94,462	126,660
Hi-Lai Foods Co. Ltd.	4,000	21,508

HIM International Music, Inc.	8,000	21,908
Hiroca Holdings Ltd.	4,000	2,086
Ho Tung Chemical Corp.	146,000	44,188
Hocheng Corp.	66,140	41,197
Holy Stone Enterprise Co. Ltd.	45,500	915,061
Hon Hai Precision Industry Co. Ltd.	669,000	6,123,890
Hon Precision, Inc.	5,000	1,310,317
Hong Ho Precision Textile Co. Ltd.	21,000	10,602
Hong Pu Real Estate Development Co. Ltd.	40,000	24,860
Hong TAI Electric Industrial	19,000	22,556
Horizon Securities Co. Ltd.	19,080	11,684
Hota Industrial Manufacturing Co. Ltd.(2)	2,147	3,601
Hotai Finance Co. Ltd.	21,780	41,918
Hotai Motor Co. Ltd.	29,180	451,848
Hsin Ba Ba Corp.	1,207	1,325
Hsing TA Cement Co.	2,000	933
HTC Corp.(1)(2)	106,000	152,378
Hu Lane Associate, Inc.	5,407	21,123
Hua Nan Financial Holdings Co. Ltd.	659,819	641,888
Huaku Development Co. Ltd.	33,000	125,988
Huang Hsiang Construction Corp.	15,777	18,283
Hung Ching Development & Construction Co. Ltd.	2,000	2,337
Hung Sheng Construction Ltd.	82,920	45,764
Hwacom Systems, Inc.	49,000	82,706
Hwang Chang General Contractor Co. Ltd.	14,518	21,196
IBF Financial Holdings Co. Ltd.	250,710	117,801
IEI Integration Corp.	16,000	37,999
IKKA Holdings Cayman Ltd.	7,334	15,207
In Win Development, Inc.	6,000	16,037
Infortrend Technology, Inc.	23,000	37,448
Innolux Corp.(1)(2)	2,005,524	3,231,091
Inpaq Technology Co. Ltd.	22,853	86,376
Insyde Software Corp.	13,000	117,023
Integrated Service Technology, Inc.	15,805	84,230
International CSRC Investment Holdings Co.(2)	89,000	28,946
International Games System Co. Ltd.(1)	17,000	408,736
Inventec Corp.	339,000	751,972
Iron Force Industrial Co. Ltd.(1)	8,296	22,398
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,517
ITE Technology, Inc.	24,000	117,429
ITEQ Corp.(1)	89,000	754,284
Jarllytec Co. Ltd.	7,175	21,625
Jean Co. Ltd.	28,386	16,873
Jentech Precision Industrial Co. Ltd.	2,000	224,373
Jih Lin Technology Co. Ltd.	2,000	5,705
Jiin Yeeh Ding Enterprise Co. Ltd.	23,000	89,012
Jinan Acetate Chemical Co. Ltd.(1)	134,170	174,722
Johnson Health Tech Co. Ltd.	18,000	68,528
Joinsoon Electronics Manufacturing Co. Ltd.(2)	1,549	644
JPC connectivity, Inc.	24,000	225,070
K Laser Technology, Inc.	2,000	1,036
Kaimei Electronic Corp.	28,400	149,035
Kedge Construction Co. Ltd.	14,840	41,579
KEE TAI Properties Co. Ltd.	42,630	12,674
Kenda Rubber Industrial Co. Ltd.	37,892	20,254

Kenturn Nano Tec Co. Ltd.	7,000	11,484
Kerry TJ Logistics Co. Ltd.	23,000	21,336
Keystone Microtech Corp.	5,000	260,729
KGI Financial Holding Co. Ltd.	683,527	490,322
KGI Financial Holding Co. Ltd., Preference Shares	80,081	20,800
KHGEARS International Ltd.	1,000	7,080
Kindom Development Co. Ltd.	98,340	93,698
King Slide Works Co. Ltd.	2,000	319,645
King Yuan Electronics Co. Ltd.(1)	260,000	2,697,124
Kinpo Electronics(1)	387,000	477,070
Kinsus Interconnect Technology Corp.	70,813	1,622,063
KMC Kuei Meng International, Inc.	2,000	5,323
KNH Enterprise Co. Ltd.	4,000	1,800
KS Terminals, Inc.(2)	3,000	5,960
Kuang Hong Arts Management, Inc.(2)	6,000	18,331
Kung Long Batteries Industrial Co. Ltd.	11,000	44,085
Kung Sing Engineering Corp.(2)	132,400	43,700
Kuo Toong International Co. Ltd.	9,000	15,030
Kuo Yang Construction Co. Ltd.(2)	25,000	13,886
L&K Engineering Co. Ltd.	46,918	1,165,406
Lanner Electronics, Inc.	18,180	50,388
Largan Precision Co. Ltd.	10,000	1,121,461
Lealea Enterprise Co. Ltd.(2)	23,920	4,768
Lelon Electronics Corp.	29,000	338,135
Lemtech Holdings Co. Ltd.	9,450	34,489
Li Peng Enterprise Co. Ltd.(2)	126,000	24,974
Lien Hwa Industrial Holdings Corp.	1,623	2,064
Lingsen Precision Industries Ltd.	32,000	40,900
Lintes Technology Co. Ltd.(1)	4,000	55,237
Lion Travel Service Co. Ltd.	19,000	101,416
Lite-On Technology Corp.	136,000	1,004,564
Liton Technology Corp.	14,000	45,508
Long Bon International Co. Ltd.(2)	101,000	41,753
Long Da Construction & Development Corp.	2,000	2,055
Longchen Paper & Packaging Co. Ltd.(2)	70,591	20,116
Lotes Co. Ltd.	14,142	1,182,617
Lotus Pharmaceutical Co. Ltd.(1)	36,000	223,163
Loyalty Founder Enterprise Co. Ltd.	14,000	11,640
Lucky Cement Corp.	9,000	3,939
Lumax International Corp. Ltd.	21,000	86,066
Lung Yen Life Service Corp.(2)	23,000	34,101
Macauto Industrial Co. Ltd.	2,000	3,368
Macroblock, Inc.	3,000	5,464
Macronix International Co. Ltd.(2)	75,000	393,787
Makalot Industrial Co. Ltd.	13,320	91,855
Marketech International Corp.	33,000	532,225
Materials Analysis Technology, Inc.	22,602	235,476
MediaTek, Inc.	80,000	10,876,123
Mega Financial Holding Co. Ltd.	615,247	785,318
Mega Union Technology, Inc.	18,000	542,107
Meiloon Industrial Co.	25,600	17,529
Mercuries & Associates Holding Ltd.(2)	70,504	30,844
Mercuries Life Insurance Co. Ltd.(2)	563,250	135,121
Merida Industry Co. Ltd.	34,000	72,411
Micro-Star International Co. Ltd.	19,000	79,285

Mildef Crete, Inc.	9,000	34,973
MIN AIK Technology Co. Ltd.	36,000	33,742
Mitac Holdings Corp.(1)	99,924	281,543
Mobiletron Electronics Co. Ltd.(2)	1,000	1,234
momo.com, Inc.	8,191	60,146
MOSA Industrial Corp.(2)	41,834	20,645
Motech Industries, Inc.	45,000	43,089
MPI Corp.	1,000	187,338
MSSCORPS Co. Ltd.	10,000	214,199
My Humble House Hospitality Management Consulting	13,000	14,538
Nak Sealing Technologies Corp.	6,000	22,840
Namchow Holdings Co. Ltd.	27,000	26,933
Nan Pao Resins Chemical Co. Ltd.	9,000	102,818
Nan Ren Lake Leisure Amusement Co. Ltd.(2)	2,000	502
Nan Ya Plastics Corp.	160,000	499,053
Nan Ya Printed Circuit Board Corp.	19,000	508,900
Nantex Industry Co. Ltd.	29,000	24,953
Nanya Technology Corp.(1)(2)	77,000	835,467
New Era Electronics Co. Ltd.	33,000	57,530
Nexcom International Co. Ltd.(1)	19,000	43,379
Nidec Chaun-Choung Technology Corp.	3,000	12,917
Nien Made Enterprise Co. Ltd.	25,000	252,734
Niko Semiconductor Co. Ltd.	22,876	60,761
Nishoku Technology, Inc.	2,000	7,689
Nova Technology Corp.	2,000	16,848
Novatek Microelectronics Corp.(1)	38,000	578,394
O-Bank Co. Ltd.	149,000	47,131
Ocean Plastics Co. Ltd.	9,000	8,301
Optimax Technology Corp.	42,000	37,276
Orient Semiconductor Electronics Ltd.	67,000	129,098
Oriental Union Chemical Corp.(2)	36,000	15,868
O-TA Precision Industry Co. Ltd.	10,000	20,621
Pacific Construction Co.	57,000	15,729
Pacific Hospital Supply Co. Ltd.	3,000	7,595
Paiho Shih Holdings Corp.	48,300	25,145
Pan Jit International, Inc.(1)	46,000	236,073
Pan-International Industrial Corp.(1)	45,000	79,410
Parade Technologies Ltd.	1,000	26,393
Pegatron Corp.	263,000	741,987
Pegavision Corp.	7,171	73,318
PharmaEngine, Inc.	15,000	25,640
PharmaEssentia Corp.	4,438	132,161
Phison Electronics Corp.	3,000	241,439
Phoenix Silicon International Corp.	48,449	501,564
Phoenix Tours International, Inc.	11,550	18,656
Pixart Imaging, Inc.	17,000	122,903
Planet Technology Corp.	5,000	28,429
Podak Co. Ltd.	10,500	25,624
Posiflex Technology, Inc.	1,000	7,807
Pou Chen Corp.	230,000	186,732
Power Wind Health Industry, Inc.	1,050	4,677
Powerchip Semiconductor Manufacturing Corp.(1)(2)	158,000	439,835
Powertech Technology, Inc.(1)	128,000	1,528,653
Poya International Co. Ltd.	14,191	261,188
President Chain Store Corp.	43,000	293,477

President Securities Corp.	277,696	419,387
Primax Electronics Ltd.	121,000	284,893
Prince Housing & Development Corp.	180,000	44,118
Promate Electronic Co. Ltd.	43,199	69,135
Prosperity Dielectrics Co. Ltd.	21,000	157,159
Qisda Corp.	48,380	44,468
Quang Viet Enterprise Co. Ltd.	1,073	2,085
Quanta Computer, Inc.(1)	184,000	1,974,816
Radiant Opto-Electronics Corp.	29,000	98,167
Radium Life Tech Co. Ltd.	128,601	40,449
Raydium Semiconductor Corp.	17,000	151,313
Realtek Semiconductor Corp.	38,000	700,413
Rechi Precision Co. Ltd.	62,000	46,952
Rexon Industrial Corp. Ltd.	24,000	16,659
Rich Development Co. Ltd.	165,430	37,040
RiTdisplay Corp.	4,785	6,251
Ritek Corp.(2)	16,000	7,116
Roo Hsing Co. Ltd.(2)	790	197
Ruby Tech Corp.	13,000	25,312
Ruentex Development Co. Ltd.	220,880	164,047
Ruentex Engineering & Construction Co.	18,806	99,740
Ruentex Industries Ltd.	108,235	152,085
Ruentex Materials Co. Ltd.	1,000	697
Sakura Development Co. Ltd.	18,000	21,076
Sampo Corp.	9,000	6,724
San Fang Chemical Industry Co. Ltd.	52,000	51,566
San Far Property Ltd.	2,316	1,220
San Shing Fastech Corp.(2)	3,000	5,531
Sanyang Motor Co. Ltd.	35,000	67,637
Scientech Corp.	2,000	54,594
SDI Corp.	4,000	26,295
Senao Networks, Inc.	3,000	13,724
Sercomm Corp.	47,000	129,162
Sesoda Corp.	55,000	66,922
Shanghai Commercial & Savings Bank Ltd.	294,001	372,859
Shan-Loong Transportation Co. Ltd.	2,000	870
Sheng Yu Steel Co. Ltd.	2,000	1,299
Shih Wei Navigation Co. Ltd.(2)	16,457	7,538
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	2,934
Shin Zu Shing Co. Ltd.(1)	19,829	127,542
Shining Building Business Co. Ltd.(2)	22,000	5,368
Shinkong Insurance Co. Ltd.	35,000	162,393
Shinkong Synthetic Fibers Corp.	163,000	118,221
Shiny Chemical Industrial Co. Ltd.	21,332	126,294
Shuttle, Inc.	27,000	15,128
Sigurd Microelectronics Corp.	171,000	1,233,788
Silicon Integrated Systems Corp.	9,174	19,425
Simplo Technology Co. Ltd.	43,000	538,921
Sinbon Electronics Co. Ltd.	16,000	160,194
Sincere Navigation Corp.	119,000	114,879
Singatron Enterprise Co. Ltd.	8,000	9,020
Sino-American Silicon Products, Inc.	24,000	130,385
Sinon Corp.	70,000	86,847
SinoPac Financial Holdings Co. Ltd.	967,317	926,396
Sinopower Semiconductor, Inc.	6,000	54,386

Sinyi Realty, Inc.	6,000	3,570
Sirtec International Co. Ltd.	1,000	854
Sitronix Technology Corp.	25,000	243,535
Siward Crystal Technology Co. Ltd.	26,000	44,806
Solteam, Inc.	5,332	7,428
Sonix Technology Co. Ltd.	12,000	20,691
Speed Tech Corp.	44,035	41,649
Sporton International, Inc.	22,402	166,159
Sports Gear Co. Ltd.	5,000	13,449
St. Shine Optical Co. Ltd.	8,000	23,976
Standard Foods Corp.	20,000	17,825
Stark Technology, Inc.	13,000	61,585
Starlux Airlines Co. Ltd.(2)	56,000	36,551
Sunjuice Holdings Co. Ltd.	1,000	6,584
Sunny Friend Environmental Technology Co. Ltd.	10,248	24,580
Sunonwealth Electric Machine Industry Co. Ltd.(1)	69,489	350,923
Sunplus Innovation Technology, Inc.	5,133	29,784
Sunrex Technology Corp.	24,000	31,452
Sunspring Metal Corp.	39,000	23,258
Superalloy Industrial Co. Ltd.	29,000	61,711
Swancor Holding Co. Ltd.	8,000	31,691
Sweeten Real Estate Development Co. Ltd.	2,595	1,753
Symtek Automation Asia Co. Ltd.	8,643	48,099
Syncmold Enterprise Corp.	9,000	34,075
Synnex Technology International Corp.	219,000	599,811
Syntec Technology Co. Ltd.	12,000	904,496
Systex Corp.	4,000	16,624
T3EX Global Holdings Corp.	3,121	6,747
TA Chen Stainless Pipe	206,490	274,045
Ta Ya Electric Wire & Cable	96,000	119,690
Tah Hsin Industrial Corp.	2,145	4,220
TA-I Technology Co. Ltd.	38,000	165,982
Tai Tung Communication Co. Ltd.	47,000	27,009
Taichung Commercial Bank Co. Ltd.	638,704	376,018
TaiDoc Technology Corp.	9,000	35,181
Taiflex Scientific Co. Ltd.	23,103	118,620
Taimide Tech, Inc.	48,000	161,810
Tainan Spinning Co. Ltd.	160,000	64,050
Tai-Saw Technology Co. Ltd.	20,000	37,928
Taisun Enterprise Co. Ltd.	2,000	1,195
Taita Chemical Co. Ltd.	9,343	4,723
TAI-TECH Advanced Electronics Co. Ltd.(2)	7,000	63,491
Taiwan Acceptance Corp.	33,856	78,859
Taiwan Business Bank	1,346,990	698,551
Taiwan Cooperative Financial Holding Co. Ltd.	543,586	397,349
Taiwan FamilyMart Co. Ltd.	1,000	5,968
Taiwan Fertilizer Co. Ltd.	72,000	107,054
Taiwan Fire & Marine Insurance Co. Ltd.	15,400	26,014
Taiwan FU Hsing Industrial Co. Ltd.	26,400	35,779
Taiwan Glass Industry Corp.(1)(2)	103,000	235,449
Taiwan High Speed Rail Corp.(1)	337,000	267,202
Taiwan Hon Chuan Enterprise Co. Ltd.	36,067	142,163
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	55,611
Taiwan Kong King Co. Ltd.	19,000	31,788
Taiwan Land Development Corp.(2)	21,000	7

Taiwan Mask Corp.(2)	112,000	205,900
Taiwan Mobile Co. Ltd.	51,000	181,648
Taiwan Navigation Co. Ltd.	37,000	34,180
Taiwan Paiho Ltd.	73,000	99,934
Taiwan PCB Techvest Co. Ltd.	38,000	47,052
Taiwan Sakura Corp.	17,000	44,489
Taiwan Secom Co. Ltd.	37,000	134,756
Taiwan Semiconductor Co. Ltd.	34,000	124,380
Taiwan Semiconductor Manufacturing Co. Ltd.	549,000	40,672,816
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,905	80,302,647
Taiwan Shin Kong Security Co. Ltd.	1,010	1,306
Taiwan Styrene Monomer(2)	2,000	514
Taiwan Surface Mounting Technology Corp.(1)	94,000	657,469
Taiwan Takisawa Technology Co. Ltd.	10,000	14,655
Taiwan TEA Corp.(2)	29,000	9,992
Taiyen Biotech Co. Ltd.	6,000	6,042
Tatung Co. Ltd.	108,300	103,134
Tatung System Technologies, Inc.	14,690	28,748
TBI Motion Technology Co. Ltd.(2)	22,000	48,126
TCC Group Holdings Co. Ltd.	627,858	488,960
TCI Co. Ltd.	29,000	110,404
Te Chang Construction Co. Ltd.	1,000	2,285
Teco Electric & Machinery Co. Ltd.(1)	69,000	163,851
Teco Image Systems Co. Ltd.	19,000	11,550
Tera Autotech Corp.	1,081	1,692
Test Research, Inc.(1)	32,000	409,079
Test Rite International Co. Ltd.	2,000	1,369
Tex-Ray Industrial Co. Ltd.(2)	12,000	2,645
Thinking Electronic Industrial Co. Ltd.	16,000	148,101
Thye Ming Industrial Co. Ltd.	18,503	40,163
Ton Yi Industrial Corp.	112,000	56,962
Tong Hsing Electronic Industries Ltd.	19,890	156,067
Tong Yang Industry Co. Ltd.(1)	73,000	221,454
Top Union Electronics Corp.	11,733	10,505
Topco Scientific Co. Ltd.	61,000	875,512
Topkey Corp.	16,000	81,917
Topoint Technology Co. Ltd.(1)	28,442	403,677
TPK Holding Co. Ltd.	118,000	324,335
Tripod Technology Corp.	109,000	1,796,623
Trusval Technology Co. Ltd.	4,299	39,275
TS Financial Holding Co. Ltd.	1,472,706	1,096,170
TS Financial Holding Co. Ltd., Preference Shares(2)	182,013	54,513
Tsann Kuen Enterprise Co. Ltd.	8,419	4,911
TSEC Corp.(1)(2)	91,000	117,460
TSRC Corp.	103,000	62,769
Ttet Union Corp.	2,000	9,402
TTFB Co. Ltd.	3,633	18,461
TTY Biopharm Co. Ltd.	17,000	39,849
Tung Ho Steel Enterprise Corp.	107,770	232,232
Tung Thih Electronic Co. Ltd.	16,536	29,206
TXC Corp.	110,000	750,089
TYC Brother Industrial Co. Ltd.	44,000	48,502
Tyntek Corp.(1)	14,000	35,937
UDE Corp.	27,000	118,053
U-Ming Marine Transport Corp.(1)	98,000	215,935

Unimicron Technology Corp.	277,263	9,200,376
Union Bank of Taiwan	260,149	169,868
Union Insurance Co. Ltd.	16,100	16,769
Uni-President Enterprises Corp.	347,000	796,136
Unitech Printed Circuit Board Corp.(1)	252,497	544,899
United Alloy-Tech Co.	18,000	48,401
United Integrated Services Co. Ltd.	36,000	1,320,123
United Microelectronics Corp.(1)	1,405,000	6,325,238
United Orthopedic Corp.	11,000	31,550
Univacco Technology, Inc.	18,000	28,301
Universal Cement Corp.	73,759	64,547
Universal Microelectronics Co. Ltd.(2)	26,000	42,389
Universal Vision Biotechnology Co. Ltd.	3,339	14,653
UPC Technology Corp.(2)	63,000	21,570
Userjoy Technology Co. Ltd.	4,851	12,673
USI Corp.	105,000	41,094
Utechzone Co. Ltd.	10,000	76,431
UVAT Technology Co. Ltd.	8,000	26,486
Vanguard International Semiconductor Corp.	225,733	1,200,846
Ventec International Group Co. Ltd.	10,000	70,551
Viking Tech Corp.	24,000	83,375
Visco Vision, Inc.	11,000	67,765
Visual Photonics Epitaxy Co. Ltd.	9,000	120,415
Vizionfocus, Inc.	5,000	31,444
Voltronic Power Technology Corp.	4,000	89,925
Wafer Works Corp.(2)	143,020	447,260
Wah Hong Industrial Corp.	27,000	54,809
Wah Lee Industrial Corp.	46,100	202,404
Walsin Lihwa Corp.	213,461	262,879
Walsin Technology Corp.	39,000	482,930
Walton Advanced Engineering, Inc.(1)	100,000	204,175
Wan Hai Lines Ltd.	141,785	370,966
WEI Chih Steel Industrial Co. Ltd.(2)	13,000	6,940
Wei Chuan Foods Corp.	9,000	3,476
Weikeng Industrial Co. Ltd.	93,000	148,693
Well Shin Technology Co. Ltd.	18,000	22,932
Wendell Industrial Co. Ltd.	6,000	41,336
Win Semiconductors Corp.	25,000	416,159
Winbond Electronics Corp.(1)	257,428	1,266,812
Winmate, Inc.	6,000	35,011
Winstek Semiconductor Co. Ltd.	25,000	151,000
Wisdom Marine Lines Co. Ltd.	102,047	245,473
Wistron Corp.	276,000	1,381,698
Wiwynn Corp.(1)	4,000	683,715
WNC Corp.(1)	118,000	1,188,401
Wowprime Corp.	21,293	158,164
WPG Holdings Ltd.	159,000	597,846
WT Microelectronics Co. Ltd.(1)	153,058	1,405,460
WUS Printed Circuit Co. Ltd.	27,800	149,061
XAVi Technologies Corp.	2,000	2,357
XinTec, Inc.	30,000	244,535
Xxentria Technology Materials Corp.	9,810	13,006
Yageo Corp.	59,320	1,380,140
Yang Ming Marine Transport Corp.(1)	287,000	482,597
Yankey Engineering Co. Ltd.	21,396	441,648

YC INOX Co. Ltd.	49,668	31,897
YCC Parts Manufacturing Co. Ltd.	1,000	1,451
Yea Shin International Development Co. Ltd.	6,803	5,700
Yem Chio Co. Ltd.	14,046	6,293
Yen Sun Technology Corp.	14,000	21,900
Yeong Guan Energy Technology Group Co. Ltd.(2)	15,128	2,675
YFC-Boneagle Electric Co. Ltd.	36,000	38,427
YFY, Inc.	82,000	63,167
Yi Jinn Industrial Co. Ltd.	7,350	3,285
Yieh Phui Enterprise Co. Ltd.(2)	177,228	77,274
Yonyu Plastics Co. Ltd.	1,000	641
Young Fast Optoelectronics Co. Ltd.	20,000	36,194
Youngtek Electronics Corp.(1)	37,000	144,335
Yuanta Financial Holding Co. Ltd.	846,583	1,609,201
Yuanta Futures Co. Ltd.	11,910	37,623
Yulon Motor Co. Ltd.(1)	66,784	58,485
Zeng Hsing Industrial Co. Ltd.	2,148	6,281
Zhen Ding Technology Holding Ltd.	188,000	3,068,365
Zig Sheng Industrial Co. Ltd.	22,000	6,037
Zippy Technology Corp.(1)	22,000	45,010
Zyxel Group Corp.	17,947	26,344
		305,463,845
Thailand — 1.1%
AAPICO Hitech PCL, NVDR	31,090	13,549
Advanced Info Service PCL, NVDR	78,400	849,190
AEON Thana Sinsap Thailand PCL, NVDR	9,800	28,541
Airports of Thailand PCL, NVDR	191,000	323,296
AP Thailand PCL, NVDR	293,500	65,814
Asia Aviation PCL, NVDR(2)	902,600	30,158
Asia Plus Group Holdings PCL, NVDR	240,200	15,954
Asia Sermkij Leasing PCL, NVDR	2,400	671
Asian Sea Corp. PCL, NVDR	9,900	2,114
Asset World Corp. PCL, NVDR	171,600	11,978
B Grimm Power PCL, NVDR	40,900	17,424
Bangchak Corp. PCL, NVDR	155,500	158,913
Bangkok Airways PCL, NVDR	120,000	57,331
Bangkok Aviation Fuel Services PCL, NVDR	1,000	269
Bangkok Bank PCL, NVDR	9,600	50,990
Bangkok Dusit Medical Services PCL, NVDR	398,100	222,460
Bangkok Expressway & Metro PCL, NVDR	764,000	122,194
Bangkok Land PCL, NVDR	666,800	9,021
Bangkok Life Assurance PCL, NVDR	109,200	76,501
Banpu PCL, NVDR	1,371,666	240,791
BCPG PCL, NVDR	221,600	45,904
BEC World PCL, NVDR	74,300	4,336
BG Container Glass PCL, NVDR	20,000	3,775
Bumrungrad Hospital PCL, NVDR	37,700	207,927
Cal-Comp Electronics Thailand PCL, NVDR	129,096	34,746
Carabao Group PCL, NVDR	37,100	45,827
Central Pattana PCL, NVDR	119,900	237,027
Central Plaza Hotel PCL, NVDR	45,100	46,636
Central Retail Corp. PCL, NVDR	183,341	118,356
CH Karnchang PCL, NVDR	263,500	145,341
Charoen Pokphand Foods PCL, NVDR	333,200	194,148
Chularat Hospital PCL, NVDR	762,900	33,740

CK Power PCL, NVDR	141,800	10,009
Com7 PCL, NVDR	199,100	158,599
CP ALL PCL, NVDR	138,800	200,605
CP Axtra PCL, NVDR	29,863	13,906
Delta Electronics Thailand PCL, NVDR	115,800	1,248,817
Dhipaya Group Holdings PCL, NVDR	500	329
Diamond Building Products PCL, NVDR	5,000	768
Dohome PCL, NVDR	5,505	585
Dynasty Ceramic PCL, NVDR	269,300	10,995
Eastern Polymer Group PCL, NVDR	42,400	7,538
Eastern Water Resources Development & Management PCL, NVDR	2,900	380
Electricity Generating PCL, NVDR	34,400	123,016
Energy Absolute PCL, NVDR(2)	3,385,000	353,329
Erawan Group PCL, NVDR	480,760	42,070
GFPT PCL, NVDR	87,200	22,912
Global Power Synergy PCL, NVDR	239,500	297,055
Gulf Development PCL, NVDR	146,445	278,676
Gunkul Engineering PCL, NVDR	800,100	97,776
Haad Thip PCL, NVDR	2,800	1,350
Hana Microelectronics PCL, NVDR	111,600	127,036
Home Product Center PCL, NVDR	518,100	96,065
Ichitan Group PCL, NVDR	112,900	44,666
Indorama Ventures PCL, NVDR	314,700	224,869
Interlink Communication PCL, NVDR	21,100	3,137
IRPC PCL, NVDR	5,696,500	318,045
Italian-Thai Development PCL, NVDR(2)	149,800	1,705
Jasmine International PCL, NVDR(2)	53,400	1,805
Kasikornbank PCL, NVDR	46,000	283,944
KGI Securities Thailand PCL, NVDR	97,400	12,752
Khon Kaen Sugar Industry PCL, NVDR	55,500	2,554
Kiatnakin Phatra Bank PCL, NVDR	43,892	118,426
Krung Thai Bank PCL, NVDR	328,900	350,984
Krungthai Card PCL, NVDR	173,000	159,299
Land & Houses PCL, NVDR	674,700	74,557
LPN Development PCL, NVDR	37,300	1,776
Major Cineplex Group PCL, NVDR	139,000	28,780
MC Group PCL, NVDR	79,500	27,383
MCS Steel PCL, NVDR	9,400	2,165
Mega Lifesciences PCL, NVDR	61,600	68,057
Minor International PCL, NVDR	542,366	374,441
MK Restaurants Group PCL, NVDR	26,500	16,680
Muangthai Capital PCL, NVDR	94,400	83,221
Northeast Rubber PCL, NVDR	211,000	28,752
Osotspa PCL, NVDR	92,900	43,617
Plan B Media PCL, NVDR	429,604	55,102
Polyplex Thailand PCL, NVDR	13,000	3,970
Precious Shipping PCL, NVDR	121,600	28,589
Premier Marketing PCL, NVDR	3,900	1,271
PRG Corp. PCL, NVDR	8,530	2,409
Prima Marine PCL, NVDR	277,500	74,218
Pruksa Holding PCL, NVDR	61,600	6,469
PTG Energy PCL, NVDR	342,000	76,525
PTT Exploration & Production PCL, NVDR	138,500	602,711
PTT Global Chemical PCL, NVDR	349,300	359,497
PTT Oil & Retail Business PCL, NVDR	199,100	75,720

PTT PCL, NVDR	642,000	715,233
Quality Houses PCL, NVDR	618,800	25,657
R&B Food Supply PCL, NVDR	8,900	1,165
Rajthanee Hospital PCL, NVDR	900	360
Ratch Group PCL, NVDR	119,200	112,526
Ratchthani Leasing PCL, NVDR	189,915	9,635
Regional Container Lines PCL, NVDR	105,400	102,001
Rojana Industrial Park PCL, NVDR	102,000	16,432
S Hotels & Resorts PCL, NVDR	188,700	9,388
Sabina PCL, NVDR	22,900	10,739
Sansiri PCL, NVDR	1,852,500	81,507
Sappe PCL, NVDR	13,000	11,858
SC Asset Corp. PCL, NVDR	164,100	9,226
SCB X PCL, NVDR	25,300	104,505
Sermsang Power Corp. Co. Ltd., NVDR	99,915	11,104
Siam Cement PCL, NVDR	68,600	478,801
Siamgas & Petrochemicals PCL, NVDR	27,100	7,614
Singha Estate PCL, NVDR	20,100	302
Somboon Advance Technology PCL, NVDR	36,500	17,165
SPCG PCL, NVDR	13,200	3,585
Sri Trang Agro-Industry PCL, NVDR	147,600	87,030
Srisawad Capital 1969 PCL, NVDR	22,889	1,145
Srisawad Corp. PCL, NVDR	77,077	51,846
Srivichai Vejvivat PCL, NVDR	5,200	1,311
Star Petroleum Refining PCL, NVDR	360,900	82,051
Stecon Group PCL, NVDR	315,800	151,713
Supalai PCL, NVDR	169,500	80,649
Super Energy Corp. PCL, NVDR(2)	1,374,500	5,433
Susco PCL, NVDR	160,100	10,230
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	9,510
Thai Airways International PCL, NVDR	6,800	1,395
Thai Oil PCL, NVDR	205,100	291,340
Thai Union Group PCL, NVDR	121,300	41,623
Thai Vegetable Oil PCL, NVDR	36,960	28,343
Thaifoods Group PCL, NVDR	231,210	69,062
Thanachart Capital PCL, NVDR	35,000	64,246
Thoresen Thai Agencies PCL, NVDR	181,300	29,806
TIDLOR Holdings PCL, NVDR	288,359	162,174
Tipco Asphalt PCL, NVDR	53,400	22,638
Tisco Financial Group PCL, NVDR	19,600	68,011
TKS Technologies PCL, NVDR	15,200	3,363
TMBThanachart Bank PCL, NVDR	1,760,700	123,344
TOA Paint Thailand PCL, NVDR	35,000	13,141
TPI Polene PCL, NVDR	546,000	13,591
TPI Polene Power PCL, NVDR	54,800	2,994
True Corp. PCL, NVDR	712,158	301,787
TTW PCL, NVDR	14,400	4,116
Unique Engineering & Construction PCL, NVDR	4,000	344
Univanich Palm Oil PCL, NVDR	80,500	36,838
Workpoint Entertainment PCL, NVDR(2)	14,600	1,588
		13,554,299
Turkey — 0.6%
Adese Gayrimenkul Yatirim AS(2)	3,337,390	75,243
Afyon Cimento Sanayi TAS	45,120	12,417
AG Anadolu Grubu Holding AS	18,630	13,534

Agesa Hayat ve Emeklilik AS	4,804	23,978
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	67,543	48,632
Akbank TAS	233,060	318,124
Akcansa Cimento AS(2)	3,799	18,708
Akenerji Elektrik Uretim AS(2)	46,296	12,302
Akfen Yenilenebilir Enerji AS(2)	37,132	17,103
Aksa Enerji Uretim AS(2)	15,862	27,504
Aksigorta AS(2)	126,861	19,814
Alarko Holding AS(1)	21,181	43,715
Albaraka Turk Katilim Bankasi AS	433,395	74,121
Anadolu Anonim Turk Sigorta Sirketi	167,434	99,211
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	133,670	55,859
Anadolu Hayat Emeklilik AS	8,394	18,433
Aselsan Elektronik Sanayi Ve Ticaret AS	70,187	578,592
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	14,592	98,533
Baticim Bati Anadolu Cimento Sanayii AS(2)	358,163	47,351
Bera Holding AS(2)	107,853	39,370
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	41,113	13,014
BIM Birlesik Magazalar AS(1)	50,353	404,452
Bursa Cimento Fabrikasi AS	149,295	19,397
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	57,295	7,902
Cemtas Celik Makina Sanayi Ve Ticaret AS(2)	3,609	816
Cimsa Cimento Sanayi VE Ticaret AS(1)	55,004	59,909
Coca-Cola Icecek AS	36,117	62,650
Destek Finans Faktoring AS(1)(2)	4,366	197,606
Dogan Sirketler Grubu Holding AS(1)	140,017	70,541
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	40,181	8,045
Dogus Otomotiv Servis ve Ticaret AS	6,500	25,931
Efor Yatirim Sanayi Ticaret AS	264,426	65,413
EGE Gubre Sanayii AS	10,306	23,112
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,191	32,953
Enerjisa Enerji AS	28,021	66,199
Eregli Demir ve Celik Fabrikalari TAS(1)	277,374	234,690
Ford Otomotiv Sanayi AS	34,850	62,922
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	17,594
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	7,372	12,126
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	19,960
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	26,414	10,981
GSD Holding AS(2)	140,853	16,457
Gubre Fabrikalari TAS(2)	8,699	103,540
Haci Omer Sabanci Holding AS(1)	191,712	377,914
HUN Yenilenebilir Enerji Uretim AS(2)	176,704	14,879
Ihlas Holding AS(2)	241,740	10,494
Is Finansal Kiralama AS(2)	109,545	47,024
Is Yatirim Menkul Degerler AS	67,687	55,808
Isiklar Enerji ve Yapi Holding AS(2)	22,744	56,440
Jantsa Jant Sanayi Ve Ticaret AS(2)	27,439	10,232
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(2)	17,876	14,677
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(2)	11,042	25,369
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	25,765	22,091
Kartonsan Karton Sanayi ve Ticaret AS(2)	321	700
Katilimevim Tasarruf Finansman AS	203,423	554,543
KOC Holding AS	67,880	277,665
Logo Yazilim Sanayi Ve Ticaret AS	13,289	45,167
Margun Enerji Uretim Sanayi VE Ticaret AS(2)	19,180	25,329

Marmara Holding AS(2)	292,461	15,007
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	47,368	42,221
Menderes Tekstil Sanayi ve Ticaret AS(2)	29,472	7,326
MLP Saglik Hizmetleri AS(2)	10,556	103,278
Naturelgaz Sanayi ve Ticaret AS	277,372	76,175
NET Holding AS(2)	51,653	42,276
Nuh Cimento Sanayi AS	3,524	17,111
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	16,838
Osmanli Yatirim Menkul Degerler AS	26,147	4,249
Oyak Cimento Fabrikalari AS(1)	80,783	35,998
Pegasus Hava Tasimaciligi AS(1)(2)	22,424	82,470
Petkim Petrokimya Holding AS(1)(2)	174,748	83,153
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	14,374
Polisan Holding AS	73,544	31,530
Qua Granite Hayal(2)	133,792	10,930
Ral Yatirim Holding AS(2)	9,000	48,789
Sasa Polyester Sanayi AS(1)(2)	249,144	14,283
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(2)	26,925	31,932
Sekerbank Turk AS	362,719	102,722
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	34,510
Sok Marketler Ticaret AS(2)	20,100	20,717
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	39,411
TAV Havalimanlari Holding AS(2)	28,580	155,279
Tekfen Holding AS(1)	5,305	16,071
Tera Yatirim Menkul Degerler AS(2)	17,056	76,623
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	10,865	25,322
Tukas Gida Sanayi ve Ticaret AS(2)	265,975	13,643
Turk Altin Isletmeleri AS(1)(2)	38,142	35,959
Turk Hava Yollari AO	42,540	273,038
Turkcell Iletisim Hizmetleri AS, ADR(1)	43,376	248,111
Turkiye Halk Bankasi AS(1)(2)	30,178	27,306
Turkiye Is Bankasi AS, C Shares	474,504	133,656
Turkiye Petrol Rafinerileri AS(1)	68,846	347,080
Turkiye Sigorta AS	247,282	67,237
Turkiye Sinai Kalkinma Bankasi AS	232,812	55,519
Turkiye Sise ve Cam Fabrikalari AS(2)	106,325	105,216
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	198,741	130,810
Usak Seramik Sanayii AS(2)	377,520	12,940
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	5,081
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	23,545	13,341
Yapi ve Kredi Bankasi AS(2)	248,820	176,273
YEO Teknoloji Enerji VE Endustri AS(2)	20,138	47,696
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	19,027	10,015
Zorlu Enerji Elektrik Uretim AS(2)	118,717	7,932
		7,576,534
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	137,868	517,323
Abu Dhabi Islamic Bank PJSC	99,022	554,751
Abu Dhabi National Oil Co. for Distribution PJSC	390,425	418,459
ADNOC Drilling Co. PJSC	250,703	406,975
Adnoc Gas PLC	293,377	275,136
ADNOC Logistics & Services	187,856	307,350
Agility Global PLC	376,350	153,570
Air Arabia PJSC	505,137	677,469
Ajman Bank PJSC	22,698	8,803

Aldar Properties PJSC	150,338	321,160
Alec Holdings PJSC	203,674	81,986
Americana Restaurants International PLC - Foreign Co.	401,343	215,451
Amlak Finance PJSC	164,068	60,221
Dana Gas PJSC	1,366,911	344,751
Deyaar Development PJSC	256,476	57,454
Dubai Electricity & Water Authority PJSC	406,562	289,348
Dubai Investments PJSC	302,477	302,505
Dubai Islamic Bank PJSC	197,097	397,277
Dubai Taxi Co. PJSC	68,708	39,349
Emaar Development PJSC	201,752	799,613
Emaar Properties PJSC	774,281	2,505,843
Emirates Central Cooling Systems Corp.	91,340	39,716
Emirates NBD Bank PJSC	163,353	1,237,119
Emirates Telecommunications Group Co. PJSC	178,543	879,216
First Abu Dhabi Bank PJSC	130,835	602,896
National Central Cooling Co. PJSC	118,666	86,983
NMDC Energy PJSC	156,694	127,082
Parkin Co. PJSC	77,540	122,377
RAK Properties PJSC(2)	221,391	59,817
Salik Co. PJSC	252,398	369,172
Sharjah Islamic Bank	403,040	312,784
Union Properties PJSC	457,303	88,214
		12,660,170
United Kingdom — 0.0%
Metlen Energy & Metals PLC(1)(2)	3,495	170,851
Metlen Energy & Metals PLC(1)(2)	4,788	231,390
		402,241
United States — 0.0%
Canadian Solar, Inc.(1)(2)	621	11,793
TOTAL COMMON STOCKS (Cost $823,211,274)		1,182,049,830
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(2)	11,284	8
Malaysia — 0.0%
Ann Joo Resources Bhd.(2)	4,150	125
Berjaya Corp. Bhd.(2)	287,578	2,901
Berjaya Food Bhd.(2)	16,186	163
Dagang NeXchange Bhd.(2)	259,866	13,436
Globetronics Technology Bhd.(2)	6,100	223
Globetronics Technology Bhd.(2)	6,100	223
Hengyuan Refining Co. Bhd.(2)	2,650	334
NEXG Bhd.(2)	108,150	3,137
Perak Transit Bhd.(2)	2,086	3
PESTEC International Bhd.(2)	2,962	15
Supermax Corp. Bhd.(2)	12,482	252
Top Glove Corp. Bhd.(2)	12,335	467
VS Industry Bhd.(2)	56,910	72
YTL Corp. Bhd.(2)	19,939	3,793
YTL Power International Bhd.(2)	39,360	18,386
		43,530
Thailand — 0.0%
Energy Absolute PCL, NVDR(2)	10,533	252
Jasmine International PCL, NVDR(2)	185,337	1,024

Noble Development PCL, NVDR(2)	20,400	75
Roctec Global PCL, NVDR(2)	149,200	46
VGI PCL, NVDR(2)	6,660	2
		1,399
TOTAL WARRANTS (Cost $13,275)		44,937
RIGHTS — 0.0%
Brazil — 0.0%
Light SA(2) (Cost $8,169)	9,985	732
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,764,113	4,764,113
State Street Navigator Securities Lending Government Money Market Portfolio(4)	13,789,366	13,789,366
TOTAL SHORT-TERM INVESTMENTS (Cost $18,553,479)		18,553,479
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $841,786,197)		1,200,648,978
OTHER ASSETS AND LIABILITIES — (1.1)%		(13,198,812)
TOTAL NET ASSETS — 100.0%		$1,187,450,166

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	7	June 2026	$2,658,513	$78,340
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	38.0%
Financials	20.0%
Industrials	8.7%
Consumer Discretionary	7.8%
Materials	6.7%
Communication Services	5.2%
Energy	4.8%
Health Care	2.7%
Consumer Staples	2.4%
Utilities	2.2%
Real Estate	1.0%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $83,919,225. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $89,581,125, which includes securities collateral of $75,791,759.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$24,351,611	$22,237,474	—
Chile	1,588,284	4,323,864	—
China	36,425,073	192,149,857	—
Colombia	635,380	1,244,112	—
Hong Kong	2,598	573,838	—
India	8,279,489	128,253,816	—
Indonesia	774,482	8,038,384	—
Mexico	6,808,538	13,397,993	—
Peru	4,046,960	—	—
Philippines	147,102	3,629,137	—
South Africa	7,597,918	28,855,654	—
South Korea	11,553,308	255,618,502	—
Taiwan	86,239,965	219,223,880	—
Turkey	248,111	7,328,423	—
United States	11,793	—	—
Other Countries	—	108,464,284	—
Warrants	223	44,714	—
Rights	—	732	—
Short-Term Investments	18,553,479	—	—
	$207,264,314	$993,384,664	—
Other Financial Instruments
Futures Contracts	$78,340	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.